As filed with the Securities and Exchange Commission on September 1, 2021

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-01800

U.S. GLOBAL INVESTORS FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021 – June 30, 2021

ITEM 1. REPORT TO STOCKHOLDERS.

U.S. Global Investors Funds
Semi-Annual Report
June 30, 2021
(unaudited)

U.S. Global Investors Funds
Semi-Annual Report
June 30, 2021
Table of Contents
(unaudited)
Letter to Shareholders 1
Portfolios of Investments 2
Notes to Portfolios of Investments 38
Statements of Assets and Liabilities 54
Statements of Operations 58
Statements of Changes in Net Assets 62
Notes to Financial Statements 68
Financial Highlights 82
Additional Information 90
Expense Example 91
Privacy Policy 94

Apex Fund Services
3 Canal Plaza, Suite 600
Portland, ME 04101
Nasdaq Symbols
U.S. Global Investors Funds
Investor Class
U.S. Government Securities Ultra-Short Bond Fund UGSDX
Near-Term Tax Free Fund NEARX
Global Luxury Goods Fund (formerly known as Holmes Macro Trends Fund) USLUX
Global Resources Fund PSPFX
World Precious Minerals Fund UNWPX
Gold and Precious Metals Fund USERX
Emerging Europe Fund EUROX
China Region Fund USCOX

U.S. Global Investors Funds
(unaudited)
Dear Fellow Shareholder,
Did you know? The best way to receive timely updates on the events that impact your investments is to subscribe to our FREE newsletter, the
Investor Alert.
With a balanced analysis of markets over the past week, the Investor
Alert is written for you by the U.S. Global investments team, featuring a special commentary by me. You can sign up for the Investor Alert—
awarded Best Electronic Newsletter by the Investment Management Education Alliance
(IMEA)—by visiting usfunds.com/subscribe.
While you’re on the website, be sure to take advantage of additional resources, prepared especially for our fund shareholders:
My CEO blog, Frank Talk , where I comment on current market topics
Quarterly fund commentaries, straight from the portfolio managers themselves
Up-to-date fund performance, including quarterly performance charts
We hope you enjoy having these timely resources at your fingertips.
Thank you for investing in U.S. Global Investors Funds!
Sincerely,
Frank E. Holmes
CEO and Chief Investment Officer
U.S. Global Investors, Inc.
Please consider carefully a fund’s investment objectives, risks, charges and expenses. For this and other important information, obtain a fund prospectus by visiting www.usfunds.com or by calling 1-800-US-FUNDS (1-800-873-8637). Read it carefully before investing. Foreside
Fund Services, LLC, Distributor. U.S. Global Investors is the investment adviser.
All opinions expressed and data provided are subject to change without notice. Some of these opinions may not be appropriate to every investor.

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
U.S. Government Securities Ultra-Short Bond Fund
United States Government and Agency
Obligations 107.48%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Federal Farm Credit Bank 9.73%
Floating Rates:
(U.S. Treasury 3 Month Bill Money Market
Yield + 0.06%) 0.10 01/31/23 $ 3,800,000 $ 3,801,377
Federal Home Loan Bank 23.03%
Fixed Rates:
0.13 07/02/21 5,000,000 5,000,004
Floating Rates:
(USD 3 Month LIBOR + (0.08)%) 0.07 08/24/21 4,000,000 4,000,282
9,000,286
U.S. Treasury Note/Bond 74.72%
Fixed Rates:
2.13 08/15/21 3,500,000 3,509,070
2.13 09/30/21 9,000,000 9,046,421
2.50 01/15/22 4,000,000 4,052,609
2.50 02/15/22 5,500,000 5,583,963
1.38 10/15/22 2,000,000 2,031,953
0.13 06/30/23 1,500,000 1,496,425
0.13 12/15/23 2,000,000 1,989,454
0.25 06/15/24 1,500,000 1,490,859
29,200,754
Total United States Government and Agency Obligations 42,002,417
(cost $42,001,142)
Exchange Traded Fund 2.11% Shares Value
Vanguard Short-Term Treasury ETF (cost $817,330) 13,400 823,162
Investments, at value 109.59% 42,825,579
(cost $42,818,472 )
Other assets and liabilities, net (9.59)% (3,746,262)
Net Assets 100.00% $ 39,079,317
Portfolio Allocation by Issuer
Based on Total Investments
June 30, 2021
U.S. Treasury Note/Bond 68.2%
Federal Home Loan Bank 21.0%
Federal Farm Credit Bank 8.9%
Other 1.9%
Total 100.0%
Portfolio Allocation by Maturity
June 30, 2021
Less than 1 Month $ 5,823,166 13.6%
1-3 Months 16,555,773 38.6%
3-12 Months 9,636,572 22.5%
1-3 Years 10,810,068 25.3%
$ 42,825,579 100.0%

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
Near-Term Tax Free Fund
Municipal Bonds 91.49%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Alabama 0.27%
City of Bessemer AL Electric Revenue,
Alabama, Refunding, RB AGM 3.10 12/01/21 $ 100,000 $ 100,229
California 7.07%
City of Milpitas CA Wastewater Revenue,
California, Refunding, RB 5.00 11/01/24 350,000 404,131
East Side Union High School District,
California, GO Unlimited AGM 5.00 08/01/24 200,000 229,284
Lemon Grove School District, California,
Refunding, GO Unlimited 4.00 08/01/33 220,000 256,949
State of California, California, Refunding, GO
Unlimited 5.00 11/01/30 400,000 539,032
State of California, California, GO Unlimited 5.00 11/01/31 400,000 536,485
State of California, California, Refunding, GO
Unlimited 5.00 11/01/27 500,000 632,400
2,598,281
Colorado 3.21%
City & County of Denver Airport System
Revenue, Colorado, Prefunding, RB,
Series B 5.00 11/15/27 300,000 319,768
City of Glendale CO, Colorado, Refunding, COP
AGM 5.00 12/01/25 750,000 859,291
1,179,059
Connecticut 1.92%
State of Connecticut, Connecticut, GO
Unlimited 5.00 11/15/31 200,000 236,499
State of Connecticut, Connecticut, Refunding,
GO Unlimited 5.00 05/15/27 200,000 242,057
Town of Simsbury CT, Connecticut, Refunding,
GO Unlimited 5.00 08/01/24 200,000 229,017
707,573
District of Columbia 2.43%
Washington Metropolitan Area Transit
Authority, District of Columbia,
Refunding, RB 5.00 07/01/34 725,000 893,004
Florida 7.12%
City of Leesburg FL, Florida, Refunding, RB 5.00 10/01/21 405,000 409,802
City of Miramar FL, Florida, Refunding, RB 5.00 10/01/22 305,000 323,349
County of Miami-Dade FL, Florida, Refunding,
GO Unlimited 5.00 07/01/27 325,000 407,046
Orlando Utilities Commission, Florida, RB
‡
0.05 10/01/33 870,000 870,000

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Florida (cont’d)
State of Florida, Florida, Refunding, GO
Unlimited 5.00 06/01/28 $ 500,000 $ 608,538
2,618,735
Hawaii 0.59%
State of Hawaii, Hawaii, Refunding, GO
Unlimited 5.00 10/01/27 175,000 215,037
Idaho 0.61%
Idaho Housing & Finance Association, Grant &
Revenue Anticipation, Federal Highway
Trust Fund, Idaho, RB, Series A 5.00 07/15/21 225,000 225,390
Illinois 7.11%
City of St Charles IL, Illinois, GO Unlimited 5.00 12/01/23 210,000 233,235
Cook County Township High School District No.
225, Illinois, Refunding, GO Unlimited 5.00 12/01/24 300,000 347,333
DuPage County School District No. 33 West
Chicago, Illinois, Refunding, GO
Unlimited, Series B 4.00 12/01/21 1,000,000 1,015,633
Illinois State Toll Highway Authority, Illinois,
RB 5.00 01/01/32 505,000 610,644
Metropolitan Water Reclamation District of
Greater Chicago, Illinois, GO Limited 5.00 12/01/26 350,000 405,611
2,612,456
Kentucky 1.38%
Louisville and Jefferson County Metropolitan
Sewer District, Kentucky, RB, Series A 5.00 05/15/23 500,000 508,870
Louisiana 3.46%
Louisiana Housing Corp., Louisiana, RB FHLMC 2.15 12/01/24 410,000 429,213
State of Louisiana, Louisiana, Prefunding, GO
Unlimited, Series A 5.00 08/01/26 800,000 842,054
1,271,267
Maryland 2.47%
City of Baltimore MD, Maryland, RB 5.00 07/01/33 215,000 278,822
State of Maryland, Maryland, GO Unlimited 5.00 08/01/27 500,000 629,982
908,804
Massachusetts 0.85%
Massachusetts Housing Finance Agency,
Massachusetts, Refunding, RB 2.15 12/01/21 310,000 312,100

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Michigan 3.17%
Great Lakes Water Authority Water Supply
System Revenue, Michigan, Refunding,
RB 5.00 07/01/26 $ 365,000 $ 443,358
Michigan Finance Authority, Michigan, RB
AGM 5.00 07/01/26 300,000 342,546
Oxford Area Community School District,
Michigan, Refunding, GO Unlimited,
Series A Q-SBLF 5.00 05/01/22 365,000 379,721
1,165,625
Missouri 0.72%
City of Kansas City MO Water Revenue,
Missouri, RB, Series F AGM 4.00 12/01/22 250,000 263,479
New Jersey 2.56%
City of Jersey City NJ, New Jersey, Refunding,
GO Unlimited 5.00 11/01/28 350,000 439,300
Middlesex County Improvement Authority, New
Jersey, RB 5.00 07/01/25 425,000 503,088
942,388
New Mexico 2.03%
City of Rio Rancho NM, New Mexico, GO
Unlimited 5.00 08/01/27 600,000 747,059
New York 11.36%
City of New York NY, New York, GO Unlimited 5.00 12/01/34 250,000 317,070
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/25 250,000 295,884
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/26 200,000 243,980
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/28 300,000 359,371
City of New York NY, New York, GO Unlimited,
Series E 5.25 08/01/22 875,000 923,431
City of New York NY, New York, GO Unlimited,
Series I 5.00 08/01/22 1,000,000 1,052,651
Long Island Power Authority, New York, RB,
Series B 5.00 09/01/21 465,000 468,694
Metropolitan Transportation Authority, New
York, RB 4.00 11/15/34 100,000 114,902
New York City Water & Sewer System, New
York, RB
‡
0.01 06/15/38 200,000 200,000
New York City Water & Sewer System, New
York, Refunding, RB 5.00 06/15/29 175,000 198,974
4,174,957

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Ohio 0.37%
City of Cleveland OH Parking Facility Revenue,
Ohio, Refunding, RB AGM 5.25 09/15/22 $ 130,000 $ 137,834
South Carolina 2.64%
Aiken County Consolidated School District,
South Carolina, GO Unlimited 4.00 04/01/34 400,000 482,651
City of Cayce SC Water & Sewer System
Revenue, South Carolina, Refunding,
RB BAM 5.00 06/01/30 300,000 386,691
City of Columbia SC Waterworks & Sewer
System Revenue, South Carolina, RB
‡
0.02 02/01/38 100,000 100,000
969,342
Tennessee 1.81%
County of Claiborne TN, Tennessee, Refunding,
GO Unlimited AGM 5.00 04/01/28 300,000 381,845
Metropolitan Government of Nashville &
Davidson County TN, Tennessee, GO
Unlimited 5.00 07/01/24 250,000 285,132
666,977
Texas 22.21%
Aldine Independent School District, Texas,
Refunding, GO Unlimited PSF-GTD 5.00 02/15/28 750,000 897,205
Bryan Independent School District, Texas, GO
Unlimited, Series A PSF-GTD 5.00 02/15/22 410,000 422,414
City of Austin TX, Texas, Refunding, GO Limited 5.00 09/01/24 215,000 246,814
City of Austin TX, Texas, Refunding, RB
‡
0.02 11/15/29 700,000 700,000
City of Buda TX, Texas, Refunding, GO Limited 4.00 02/15/29 135,000 164,248
City of Cedar Hill TX, Texas, Refunding, GO
Limited 5.00 02/15/22 800,000 824,069
City of El Paso TX, Texas, Refunding, GO
Limited 5.00 08/15/30 245,000 322,299
City of Longview TX Waterworks & Sewer
System Revenue, Texas, Refunding, RB 3.00 03/01/22 610,000 621,576
City of Round Rock TX, Texas, GO Limited 4.00 08/15/33 175,000 208,402
City of Rowlett TX, Texas, GO Limited 5.00 02/15/29 300,000 386,413
Dimmitt Independent School District, Texas,
GO Unlimited PSF-GTD 3.00 02/15/22 305,000 310,420
Eagle Mountain & Saginaw Independent
School District, Texas, Refunding, GO
Unlimited PSF-GTD 4.00 08/15/32 450,000 515,902
Ector County Independent School District,
Texas, Prefunding, GO Unlimited
PSF-GTD 5.00 08/15/29 400,000 440,316

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Texas (cont’d)
Harlandale Independent School District, Texas,
Refunding, GO Unlimited PSF-GTD 4.00 02/15/28 $ 300,000 $ 344,646
Lubbock-Cooper Independent School District,
Texas, GO Unlimited PSF-GTD 3.00 02/15/22 755,000 768,417
Olmos Park Higher Education Facilities Corp.,
University of the Incarnate Word, Texas,
Refunding, RB 5.00 12/01/21 500,000 509,291
Texas City Independent School District/TX,
Texas, Refunding, GO Unlimited PSF-GTD 5.00 08/15/28 410,000 482,933
8,165,365
Utah 0.88%
Jordan Valley Water Conservancy District,
Utah, Refunding, RB 5.00 10/01/24 280,000 322,619
Vermont 1.02%
City of Burlington VT, Vermont, GO Unlimited 5.00 11/01/30 285,000 373,117
Washington 3.31%
Energy Northwest, Washington, Refunding, RB 5.00 07/01/31 220,000 249,008
Spokane Public Facilities District, Washington,
Refunding, RB, Series B 5.00 12/01/21 950,000 968,895
1,217,903
Wisconsin 0.92%
Sun Prairie Area School District/WI,
Wisconsin, GO Unlimited 4.00 03/01/31 300,000 336,627
Total Municipal Bonds 33,634,097
(cost $33,035,391)
Exchange Traded Fund 4.18% Shares
VanEck Vectors Short Muni ETF 85,000 1,535,525
(cost $1,516,111)
Investments, at value 95.67% 35,169,622
(cost $34,551,502 )
Other assets and liabilities, net 4.33% 1,593,270
Net Assets 100.00% $ 36,762,892

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
Near-Term Tax Free Fund
*Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated”
is used to classify securities for which a rating is not available. Credit quality ratings for each issue are obtained from Moody’s and S&P Global Ratings, and the higher rating for each issue is used.
Municipal Bond Ratings*
Based on Total Municipal Bonds
June 30, 2021
Bond Percentage
AAA 21.0%
AA 70.8%
A 8.3%
BBB 0.0%
Below B 0.0%
Not Rated 0.0%
100.0%

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
Global Luxury Goods Fund
Common Stocks 94.99% Shares Value
Apparel Manufacturers 14.33%
Burberry Group PLC
*
17,000 $ 486,186
Capri Holdings, Ltd.
*
18,000 1,029,420
Christian Dior SE 600 484,329
Deckers Outdoor Corp.
*
1,472 565,351
Hermes International 2,392 3,490,674
Kering SA, ADR 13,200 1,157,059
PRADA SpA 70,000 531,123
7,744,142
Athletic Equipment 2.15%
Peloton Interactive, Inc., Class A
*
9,370 1,162,067
Automotive - Cars & Light Trucks 15.99%
Bayerische Motoren Werke AG 19,700 2,088,506
Daimler AG, ADR 93,214 2,086,502
Ferrari NV 2,429 500,495
Porsche Automobil Holding SE, ADR 46,357 499,729
Tesla, Inc.
*
5,105 3,469,869
8,645,101
Beverages - Wine/Spirits 1.03%
Remy Cointreau SA 2,700 557,611
Building - Residential/Commercial 1.89%
Toll Brothers, Inc. 17,655 1,020,635
Commercial Service - Finance 1.12%
MarketAxess Holdings, Inc. 200 92,718
Moody's Corp. 300 108,711
S&P Global, Inc.
*
989 405,935
607,364
Computers 4.33%
Apple, Inc. 17,100 2,342,016
Cosmetics & Toiletries 3.77%
The Estee Lauder Cos., Inc. 6,411 2,039,211
Decision Support Software 0.63%
MSCI, Inc. 634 337,973
Diversified Banking Institution 3.87%
The Goldman Sachs Group, Inc. 300 113,859
UBS Group AG 128,755 1,975,102
2,088,961
E-Commerce/Products 4.39%
Amazon.com, Inc.
*
690 2,373,710

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.
#*@
100,000 $ 0
Enterprise Software/Services 0.35%
Abaxx Technologies, Inc.
*
68,125 191,801
Finance - Credit Card 3.85%
American Express Co. 10,394 1,717,401
Visa, Inc., Class A 1,555 363,590
2,080,991
Finance - Mortgage Loan/Banker 0.07%
Lendified Holdings, Inc.
*
1,116,560 36,030
Finance - Other Services 0.41%
Cboe Global Markets, Inc. 600 71,430
Intercontinental Exchange, Inc. 1,260 149,562
220,992
Gold Mining 2.79%
Barrick Gold Corp. 9,600 198,528
Franco-Nevada Corp. 3,000 435,210
Gran Colombia Gold Corp. 76,000 312,681
Newmont Corp. 2,900 183,802
Royal Gold, Inc. 3,300 376,530
1,506,751
Home Furnishings 1.96%
Tempur Sealy International, Inc. 27,000 1,058,130
Investment Management/Advisory Services 1.86%
Julius Baer Group, Ltd. 15,411 1,006,542
Metal - Diversified 0.87%
Ivanhoe Mines, Ltd.
*
65,000 469,305
Oil Companies - Exploration & Production 0.08%
NGX Energy International Corp., 144A
#*∆
50,000 40,739
Precious Metals 0.73%
Wheaton Precious Metals Corp. 9,000 396,630
Private Equity 6.11%
KKR & Co., Inc. 18,000 1,066,320
The Blackstone Group, Inc., Class A 23,000 2,234,220
3,300,540
Real Estate Operating/Development 0.01%
Infrastructure Ventures, Inc.
#*@+
426,533 3,242

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Retail - Apparel/Shoe 3.89%
Lululemon Athletica , Inc.
*
1,563 $ 570,448
Moncler SpA 5,900 399,949
Zalando SE
*
9,356 1,131,514
2,101,911
Retail - Building Products 2.58%
The Home Depot, Inc. 4,373 1,394,506
Retail - Discount 4.45%
Costco Wholesale Corp. 6,084 2,407,256
Retail - Home Furnishings 1.61%
Williams-Sonoma, Inc. 5,458 871,370
Retail - Jewelry 1.03%
Cie Financiere Richemont SA 4,600 557,652
Silver Mining 1.05%
Hochschild Mining PLC 133,000 282,582
Silvercorp Metals, Inc. 52,000 285,480
568,062
Textile - Apparel 7.79%
LVMH Moet Hennessy Louis Vuitton SE, ADR 26,675 4,209,315
Total Common Stocks 51,340,556
(cost $41,677,192)
Corporate Non-Convertible Bond 1.60%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.60%
Aris Gold Corp. 7.50 08/26/27 $ 875,000 866,250
(cost $874,940)
Corporate Non-Convertible Note 0.61%
Gold Mining 0.61%
Gran Colombia Gold Corp. 8.25 04/30/24 307,882 330,973
(cost $308,399)
Exchange Traded Funds 0.15% Shares
Invesco QQQ Trust ETF 100 35,443
SPDR S&P 500 ETF Trust 100 42,806
Total Exchange Traded Funds (cost $49,898) 78,249

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
Global Luxury Goods Fund
*Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Warrants 0.10%
Exercise
Price
Exp.
Date Shares Value
Enterprise Software/Services 0.08%
Abaxx Technologies, Inc.
*
$ 5.10 05/14/23 34,062 $ 45,339
Finance - Mortgage Loan/Banker 0.00%
Lendified Holdings, Inc., 144A
#*@∆
0.38 04/08/22 558,280 0
Oil Companies - Exploration & Production 0.01%
NG Energy International Corp., 144A
#*∆
0.00 07/31/22 50,000 2,823
Retail - Jewelry 0.01%
Cie Financiere Richemont SA
*
67.00 11/22/23 9,200 6,165
Total Warrants 54,327
(cost $0 )
Investments, at value 97.45% 52,670,355
(cost $42,910,429 )
Other assets and liabilities, net 2.55% 1,378,953
Net Assets 100.00% $ 54,049,308
Portfolio Allocation by Industry Sector*
Based on Total Investments
June 30, 2021
Consumer Discretionary 63.1%
Financials 17.4%
Materials 7.2%
Information Technology 5.5%
Communication Services 4.5%
Other 2.3%
Total 100.0%

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
Global Resources Fund
Common Stocks 89.09% Shares Value
Advanced Materials/Production 3.49%
First Helium, Inc., 144A
#*@∆
1,850,000 $ 522,346
Nano One Materials Corp.
*
200,000 714,747
NanoXplore , Inc.
*
341,800 1,232,531
2,469,624
Agricultural Chemicals 2.49%
CF Industries Holdings, Inc. 10,000 514,500
Nutrien , Ltd. 10,000 605,921
The Mosaic Co. 20,000 638,200
1,758,621
Agricultural Operations 1.92%
Archer-Daniels-Midland Co. 12,500 757,500
Wide Open Agriculture, Ltd.
*
1,000,000 598,596
1,356,096
Building & Construction Products - Miscellaneous 0.85%
Louisiana-Pacific Corp. 10,000 602,900
Coal 0.01%
Caribbean Resources Corp.
#*@~
17 0
Thungela Resources, Ltd.
*
2,000 5,506
Walter Energy, Inc., 144A
#*@∆
4,293 0
5,506
Containers - Paper/Plastic 0.13%
Nexe Innovations, Inc.
*
100,000 94,385
Diamonds/Precious Stones 0.64%
Barksdale Resources Corp.
*
1,100,000 452,565
Diversified Minerals 10.18%
American Pacific Borates, Ltd.
*
425,000 363,800
Arianne Phosphate, Inc.
*
1,500,000 459,826
Australian Strategic Materials, Ltd.
*
150,000 878,374
BHP Group, Ltd., ADR 5,000 364,150
Desert Mountain Energy Corp.
*
200,000 634,076
Ion Energy, Ltd.
*
225,000 67,159
Mako Mining Corp.
*
1,250,000 388,230
Niocan , Inc., 144A
#*∆
362,069 36,511
Piedmont Lithium, Inc.
*
12,500 977,000
Salazar Resources, Ltd.
*
3,000,000 847,047
Standard Lithium, Ltd.
*
385,000 1,580,873
VR Resources, Ltd.
*
1,000,000 371,087
Wolfden Resources Corp.
*
1,000,000 235,963
7,204,096

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
Global Resources Fund
Common Stocks (cont’d) Shares Value
Electric - Generation 0.48%
Northland Power, Inc. 10,000 $ 341,158
Energy - Alternate Sources 6.63%
Canadian Solar, Inc.
*
35,000 1,569,400
Pacific Green Energy Corp.
#*@~
2,400,000 0
Siemens Gamesa Renewable Energy SA 35,000 1,170,179
Vestas Wind Systems A/S 50,000 1,953,601
4,693,180
Enterprise Software/Services 4.14%
Abaxx Technologies, Inc.
*
1,040,875 2,930,505
Finance - Investment Banker/Broker 0.46%
GoldMoney , Inc.
*
150,000 326,718
Food - Meat Products 0.22%
The Very Good Food Co., Inc.
*
50,000 158,116
Food - Miscellaneous/Diversified 2.96%
Burcon NutraScience Corp.
*
750,000 2,093,417
Forestry 1.57%
Interfor Corp. 25,000 626,008
West Fraser Timber Co., Ltd. 6,750 484,578
1,110,586
Gold Mining 7.44%
Aris Gold Corp.
*
150,000 242,014
Chalice Mining, Ltd.
*
250,000 1,390,515
CopperBank Resources Corp.
*
2,500,000 806,712
Corona Minerals, Ltd.
#*@
5,000 0
Gran Colombia Gold Corp. 2,000 8,228
Josemaria Resources, Inc.
*
600,000 435,624
Maverix Metals, Inc. 50,000 269,500
Royal Road Minerals, Ltd.
*
5,500,000 1,331,075
Sandstorm Gold, Ltd.
*
50,000 394,500
Silver Tiger Metals, Inc.
*
500,000 237,980
Western Atlas Resources, Inc.
*
3,000,000 145,208
5,261,356
Independent Power Producer 0.79%
Atlantica Sustainable Infrastructure PLC 15,000 558,300
Industrial Gases 1.31%
Air Liquide SA 2,000 350,700
Linde PLC 2,000 578,200
928,900

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
Global Resources Fund
Common Stocks (cont’d) Shares Value
Metal - Copper 1.08%
Excelsior Mining Corp.
*
150,000 $ 67,764
Kutcho Copper Corp.
*
850,000 548,564
Surge Copper Corp.
*
500,000 149,242
765,570
Metal - Diversified 14.02%
Anglo American PLC 20,000 795,883
Bell Copper Corp.
*
1,450,000 233,946
Centaurus Metals, Ltd.
*
750,000 421,064
Chakana Copper Corp.
*
1,025,000 256,333
Filo Mining Corp.
*
400,000 3,317,199
First Cobalt Corp.
*
3,000,000 726,041
Galway Metals, Inc.
*
400,000 280,736
GoviEx Uranium, Inc., 144A
#*∆
58,000 14,271
Ivanhoe Mines, Ltd.
*
500,000 3,610,035
Luminex Res Corp.
*
120,615 70,057
Nubian Resources, Ltd.
*
250,000 66,554
Orsu Metals Corp., 144A
#*∆
14,761 3,066
Silver X Mining Corp.
*
355,000 121,713
9,916,898
Metal - Iron 2.78%
Champion Iron, Ltd.
*
400,000 1,965,150
Consolidated Growth Holdings, Ltd.
#*@
19,859,173 0
WAI Capital Investments Corp., 144A
#*@∆
292,500 0
1,965,150
Mining Services 3.46%
Cordoba Minerals Corp.
*
58,823 41,047
Defense Metals Corp.
*
1,500,000 308,567
Talon Metals Corp.
*
5,000,000 2,097,451
2,447,065
Natural Resource Technology 0.12%
I-Pulse, Inc., 144A
#*@+∆
15,971 86,243
Non-Ferrous Metals 0.71%
InZinc Mining, Ltd.
*
2,000,000 60,503
Nova Royalty Corp.
*
200,000 440,465
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
500,968
Oil - Field Services 1.20%
Halliburton Co. 20,000 462,400
Schlumberger NV 12,000 384,120
846,520

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
Global Resources Fund
Common Stocks (cont’d) Shares Value
Oil - US Royalty Trusts 2.42%
Black Stone Minerals LP 35,000 $ 376,250
Deterra Royalties, Ltd. 125,000 421,112
Kimbell Royalty Partners LP 27,500 353,375
PrairieSky Royalty, Ltd. 15,000 181,631
Viper Energy Partners LP 20,000 376,600
1,708,968
Oil Companies - Exploration & Production 2.08%
Africa Energy Corp.
*
1,500,000 314,617
ConocoPhillips 10,000 609,000
Freehold Royalties, Ltd. 45,000 354,671
NGX Energy International Corp., 144A
#*∆
200,000 162,956
Range Energy Resources, Inc., 144A
#*@∆
75,000 32,067
1,473,311
Oil Companies - Integrated 1.54%
Equinor ASA, ADR 30,000 636,000
TotalEnergies SE, ADR 10,000 452,600
1,088,600
Oil Refining & Marketing 1.62%
Phillips 66 6,500 557,830
Valero Energy Corp. 7,500 585,600
1,143,430
Paper & Related Products 1.21%
Resolute Forest Products, Inc. 70,000 854,000
Platinum 2.23%
Clean Air Metals, Inc.
*
1,000,000 254,114
Impala Platinum Holdings, Ltd., ADR 40,000 662,800
Impala Platinum Holdings, Ltd. 40,000 657,901
1,574,815
Precious Metals 3.61%
Brixton Metals Corp.
*
1,075,000 151,763
Eloro Resources, Ltd.
*
100,000 359,793
Libero Copper & Gold Corp.
*
1,250,000 473,943
Metalla Royalty & Streaming, Ltd.
*
125,000 1,073,935
Polarx , Ltd.
*
10,000,000 232,365
Triple Flag Precious Metals Corp.
*
20,000 261,000
2,552,799

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
Global Resources Fund
Common Stocks (cont’d) Shares Value
Real Estate Operating/Development 0.77%
Infrastructure Ventures, Inc.
#*@
4,700,000 $ 35,720
Infrastructure Ventures, Inc.
#*@+
2,743,544 20,851
Revival Gold, Inc.
*
1,000,000 492,094
548,665
REITS - Diversified 1.51%
PotlatchDeltic Corp. REIT 10,000 531,500
Rayonier, Inc. REIT 15,000 538,950
1,070,450
Retail - Jewelry 0.61%
Mene , Inc.
*
750,000 429,574
Specified Purpose Acquisition 0.13%
Ivanhoe Capital Acquisition Corp., Class A
*
9,091 92,456
Steel - Producers 2.28%
POSCO, ADR 5,000 383,850
Severstal PAO, GDR 40,000 860,907
Stelco Holdings, Inc. 12,500 367,054
1,611,811
Total Common Stocks 63,023,322
(cost $89,080,152)
Private Equity Fund 0.28%
Oil - US Royalty Trusts 0.28%
Sabine Royalty Trust 5,000 201,600
(cost $193,159)
Corporate Non-Convertible Bond 1.50%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.50%
Aris Gold Corp. 7.50 08/26/27 $ 1,075,000 1,064,250
(cost $1,074,996)
Corporate Non-Convertible Note 0.58%
Gold Mining 0.58%
Gran Colombia Gold Corp. 8.25 04/30/24 380,432 408,964
(cost $381,071)

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
Global Resources Fund
Exchange Traded Funds 1.77% Shares Value
Direxion Daily Gold Miners Index Bear 2X Shares ETF
*
5,133 $ 98,348
Direxion Daily Junior Gold Miners Index Bear 2X Shares
ETF
*
6,979 72,442
First Trust Global Wind Energy ETF 13,100 281,781
First Trust Natural Gas ETF 1,600 26,240
Global X Lithium & Battery Tech ETF 4,700 340,562
Invesco Solar ETF 2,200 196,526
iShares U.S. Real Estate ETF 1,000 101,940
KraneShares Global Carbon ETF
*
800 29,592
U.S. Gasoline Fund LP ETF
*
900 32,274
U.S. Oil Fund LP ETF
*
1,500 74,820
Total Exchange Traded Funds 1,254,525
(cost $1,180,527)
Warrants 0.37%
Exercise
Price
Exp.
Date
Advanced Materials/Production 0.09%
Nano One Materials Corp., 144A
#*@∆
$ 3.55 10/29/22 90,000 63,892
Diversified Minerals 0.00%
Ion Energy, Ltd., 144A
#*@∆
0.70 04/13/24 225,000 0
Enterprise Software/Services 0.04%
Abaxx Technologies, Inc.
*
5.10 05/14/23 20,437 27,203
Gold Mining 0.00%
Revival Gold, Inc., 144A
#*@∆
0.90 04/04/22 80,000 0
Metal - Copper 0.01%
Excelsior Mining Corp.
*
1.25 08/22/22 150,000 9,378
Mining Services 0.21%
Aris Gold Corp.
*
2.75 07/25/25 370,889 149,600
Oil Companies - Exploration & Production 0.02%
NG Energy International Corp., 144A
#*∆
0.00 07/31/22 200,000 11,294
Total Warrants 261,367
(cost $0 )
Investment Company 0.06% Shares Value
Grayscale Bitcoin Trust BTC
*
1,374 40,959
(cost $41,433)

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
Global Resources Fund
*Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Call Options Purchased 0.82%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 0.82%
Barrick Gold Corp. $ 20.00 01/23 $ 2,000,000 1,000 $ 352,500
Newmont Corp. 55.00 01/23 990,000 180 227,700
580,200
Total Purchased Call Options 580,200
(premiums paid $646,192 )
Investments, at value 94.47% 66,835,187
(cost $92,597,530 )
Other assets and liabilities, net 5.53% 3,909,469
Net Assets 100.00% $ 70,744,656
Portfolio Allocation by Industry Sector*
Based on Total Investments
June 30, 2021
Metals & Mining 25.9%
Precious Metals & Minerals 15.3%
Gold Mining 11.0%
Oil, Gas & Consumable Fuels 9.7%
Energy Equipment & Services 7.8%
Enterprise Software/Services 4.5%
Advanced Materials/Production 3.8%
Food 3.4%
Other 18.6%
Total 100.0%

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
World Precious Minerals Fund
Common Stocks 97.02% Shares Value
Advanced Materials/Production 9.97%
Nano One Materials Corp.
*
3,100,000 $ 11,078,574
Sixth Wave Innovations, Inc.
*
750,000 169,409
11,247,983
Capital Pools 0.97%
Magna Gold Corp.
*
1,500,000 1,101,162
Coal 0.00%
Caribbean Resources Corp.
#*@
4 0
Diamonds/Precious Stones 1.39%
Barksdale Resources Corp.
*
3,000,000 1,234,269
Gold Bull Resources Corp.
*
1,000,000 330,752
1,565,021
Diversified Minerals 7.09%
Ascot Resources, Ltd., 144A
#*∆
6,412 6,621
Calibre Mining Corp.
*
1,000,000 1,331,075
Desert Gold Ventures, Inc.
*
750,000 90,755
E79 Resources Corp.
*
1,494,900 1,736,573
Erdene Resource Development Corp.
*
300,000 94,385
Gossan Resources, Ltd.
*
250,000 50,420
Indochine Mining, Ltd.
#*@
10,000 0
Kenorland Minerals, Ltd.
*
250,000 189,577
Lithoquest Resources, Inc.
*
2,150,000 208,132
Lumina Gold Corp.
*
1,000,000 621,168
Mako Mining Corp.
*
2,000,000 621,168
Max Resource Corp.
*
2,000,000 346,886
Musgrave Minerals, Ltd.
*
1,500,000 417,649
NGEX Minerals, Ltd.
*
100,000 54,856
Nomad Royalty Co., Ltd. 78,300 610,811
VR Resources, Ltd.
*
2,500,000 927,719
Waraba Gold, Ltd.
#*
655,000 110,963
Waraba Gold, Ltd., 144A
#*@∆
655,000 110,963
Wolfden Resources Corp.
*
2,000,000 471,926
8,001,647
Enterprise Software/Services 0.02%
Abaxx Technologies, Inc.
*
8,039 22,633
Gold Mining 41.93%
Adamera Minerals Corp.
*
5,373,000 346,757
Adamera Minerals Corp., 144A
#∆
119,543 7,715
African Gold Group, Inc.
*
1,000,000 104,872
Allegiant Gold, Ltd.
*
2,000,000 726,041
Amilot Capital, Inc., 144A
#*∆
410,000 18,191
Angold Resources, Ltd.
*
500,000 125,040

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Aris Gold Corp.
*
1,000,000 $ 1,613,424
Arizona Metals Corp.
*
650,000 2,595,595
Awale Resources, Ltd.
*
2,000,000 104,872
Aya Gold & Silver, Inc.
*
250,000 1,851,404
Aya Gold & Silver, Inc.
*
5,725 42,301
Bellevue Gold, Ltd.
*
1,750,000 1,247,712
Black Dragon Gold Corp.
*
2,700,000 162,044
Cabral Gold, Inc.
*
500,000 217,812
Chalice Mining, Ltd.
*
1,250,000 6,952,576
Compass Gold Corp.
*
1,250,000 201,678
Contact Gold Corp.
*
4,000,000 306,550
CopperBank Resources Corp.
*
4,000,000 1,290,739
CopperBank Resources Corp., 144A
#*∆
43,500 14,037
Corona Minerals, Ltd.
#*@
81,250 0
Fiore Gold, Ltd.
*
500,000 447,725
Freegold Ventures, Ltd.
*
200,000 106,486
Goldshore Resources, Inc.
*
375,000 242,014
Heliostar Metals, Ltd.
*
1,000,000 1,193,933
HighGold Mining, Inc.
*
500,000 580,832
Josemaria Resources, Inc.
*
500,000 363,020
K92 Mining, Inc.
*
1,200,000 8,673,766
Karora Resources, Inc.
*
100,000 321,878
Karus Gold Corp.
#*@
375,000 45,378
Kesselrun Resources, Ltd.
*
2,500,000 383,188
Kore Mining, Ltd.
*
500,000 258,148
Lion One Metals, Ltd.
*
520,000 499,193
Maritime Resources Corp.
*
1,000,000 149,242
Mawson Gold, Ltd.
*
625,000 123,528
McEwen Mining, Inc.
*
134,764 184,817
Montage Gold Corp.
*
250,000 167,393
Newcore Gold, Ltd.
*
400,000 203,291
North Stawell Minerals, Ltd.
*
700,000 136,649
NV Gold Corp.
*
1,000,000 185,544
OceanaGold Corp., 144A
*∆
500,000 947,886
Orca Gold, Inc.
*
1,568,500 759,196
Petaquilla Minerals, Ltd., 144A
#*@∆
2,660,000 0
Pretium Resources, Inc.
*
40,000 382,400
Radisson Mining Resources, Inc.
*
7,000,000 1,411,746
Radius Gold, Inc., 144A
#*∆
125,000 23,193
Red Pine Exploration, Inc.
*
750,000 332,769
Reunion Gold Corp.
*
7,481,000 392,276
Roscan Gold Corp.
*
3,000,000 1,064,860
Royal Road Minerals, Ltd.
*
1,500,000 363,020
Scottie Resources Corp.
*
1,750,000 296,467
Seafield Resources, Ltd., 144A
#*@∆
1,300,000 0
Silver Tiger Metals, Inc.
*
750,000 356,970
Skeena Resources, Ltd.
*
125,000 1,310,907

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Southern Gold, Ltd.
*
10,000,000 $ 523,840
Strikepoint Gold, Inc.
*
2,750,000 443,691
Taurus Gold, Ltd., 144A
#*@∆
2,448,381 0
Tietto Minerals, Ltd.
*
1,200,000 270,013
Trillium Gold Mines, Inc.
*
250,000 203,695
TriStar Gold, Inc.
* ~
28,750,000 6,030,171
47,308,485
Investment Companies 0.00%
Tokens.com Corp., 144A
#*∆
11,123 4,935
Metal - Copper 0.59%
Sun Summit Minerals Corp.
*
1,000,000 661,504
Metal - Diversified 9.55%
Adriatic Metals PLC
*
250,000 445,768
Adventus Mining Corp.
*
500,000 423,524
Argent Minerals, Ltd.
*
20,000,000 599,180
Aurion Resources, Ltd.
*
500,000 403,356
Auteco Minerals, Ltd.
*
5,000,000 299,954
Cartier Resources, Inc.
*
930,000 187,560
Chakana Copper Corp.
*
4,000,000 1,000,323
De Grey Mining, Ltd.
*
1,250,000 1,155,561
Filo Mining Corp.
*
40,000 331,720
Genesis Metals Corp., 144A
#*∆
583,400 84,714
Integra Resources Corp.
*
140,000 409,971
Ivanhoe Mines, Ltd.
*
400,000 2,888,028
Kaizen Discovery, Inc.
*
8,000,000 371,087
Luminex Res Corp.
*
150,000 87,125
New Age Metals, Inc., 144A
#*∆
143,518 15,630
Nubian Resources, Ltd.
*
500,000 133,107
Orex Minerals, Inc.
*
7,000,000 762,343
Orsu Metals Corp., 144A
#*∆
186,922 38,829
Rockcliff Metals Corp., 144A
#*∆
873,333 52,840
RTG Mining, Inc.
*
3,000,000 393,388
Sirios Resources, Inc.
*
1,000,000 76,638
Torq Resources, Inc.
*
1,000,000 613,101
10,773,747
Metal - Iron 0.00%
Vector Resources, Ltd.
#*@
10,000,000 0
Metals & Mining 0.42%
Maxtech Ventures, Inc., 144A
#*@∆
4,368,421 264,304
Maxtech Ventures, Inc., 144A
#*@∆
3,500,000 211,762
476,066

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Mining Services 0.75%
Cordoba Minerals Corp.
*
58,823 $ 41,047
Summa Silver Corp.
*
800,000 806,712
847,759
Non-Ferrous Metals 0.27%
InZinc Mining, Ltd.
*
3,000,000 90,755
ValOre Metals Corp.
*
1,000,000 209,745
300,500
Oil & Gas Drilling 0.58%
DDH1, Ltd.
*
740,701 651,778
Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.
#*@
2,000,000 0
Optical Recognition Equipment 0.00%
Nexoptic Technology Corp., 144A
#*∆
12,083 2,876
Platinum 1.53%
Clean Air Metals, Inc.
*
2,500,000 635,286
Platinum Group Metals, Ltd.
*
300,000 1,093,901
1,729,187
Precious Metals 18.09%
Amani Gold, Ltd.
*
54,500,000 40,872
Barsele Minerals Corp.
*~
7,500,000 4,537,754
Blackwolf Copper and Gold, Ltd.
*
800,000 774,443
Brixton Metals Corp.
*
3,000,000 423,524
Canex Metals, Inc.
*
3,250,000 340,836
Corvus Gold, Inc.
*
29,000 79,776
Dolly Varden Silver Corp.
*
3,750,000 1,845,353
E2 Metals, Ltd.
*
684,932 146,738
GFG Resources, Inc.
*
4,300,000 468,296
Gold79 Mines, Ltd.
*
2,500,000 156,300
Group Ten Metals, Inc.
*
2,000,000 548,564
Imperial Mining Group, Ltd.
*
500,000 60,503
Kootenay Silver, Inc.
*
1,000,000 209,745
Liberty Gold Corp.
*
1,500,000 1,815,102
MacDonald Mines Exploration, Ltd.
*
3,000,000 133,107
Metalla Royalty & Streaming, Ltd.
*
50,000 429,574
Millennial Precious Metals Corp.
*
1,000,000 443,692
Norvista Capital Corp. 3,000,000 266,215
Paramount Gold Nevada Corp.
*
170,000 164,900
Polarx , Ltd.
*~
38,000,000 882,985
Prime Mining Corp.
*
1,000,000 3,484,995
Roxgold , Inc.
*
0 0
Silver Viper Minerals Corp.
*
2,750,000 1,486,367

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Precious Metals (cont’d)
Triple Flag Precious Metals Corp.
*
30,000 $ 391,500
Visionary Gold Corp.
*
1,500,000 205,712
Vizsla Silver Corp.
*
398,800 817,160
Xali Gold Corp., 144A
#*∆
4,875,000 255,627
20,409,640
Real Estate Operating/Development 1.45%
Fremont Gold, Ltd.
*
4,000,000 96,805
Mammoth Resources Corp.
*~
5,500,000 754,276
Revival Gold, Inc.
*
1,600,000 787,351
1,638,432
Retail - Jewelry 1.07%
Mene , Inc.
*
2,100,000 1,202,807
Silver Mining 1.35%
Denarius Silver Corp.
*
550,000 217,409
FireFox Gold Corp.
*
500,000 123,024
Metallic Minerals Corp.
*
1,470,000 575,145
Southern Silver Exploration Corp.
*
1,750,000 614,109
1,529,687
Total Common Stocks 109,475,849
(cost $94,338,088)
Corporate Non-Convertible Bond 0.97%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 0.97%
Aris Gold Corp. 7.50 08/26/27 $ 1,100,000 1,089,000
(cost $1,100,000)
Exchange Traded Funds 0.30% Shares
Direxion Daily Gold Miners Index Bear 2X Shares ETF
*
10,109 193,689
Direxion Daily Junior Gold Miners Index Bear 2X Shares
ETF
*
13,985 145,164
Total Exchange Traded Funds 338,853
(cost $311,531)
Warrants 0.83%
Exercise
Price
Exp.
Date
Diversified Minerals 0.26%
Desert Gold Ventures, Inc., 144A
#*@∆
$ 0.40 08/28/23 187,500 0
Nomad Royalty Co., Ltd.
*
1.71 11/19/22 304,000 39,239
Waraba Gold, Ltd., 144A
*@∆
0.30 04/30/22 1,500,000 254,114
293,353

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
World Precious Minerals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Gold Mineral Exploration & Development 0.00%
Western Exploration & Development, Ltd.,
144A
#*@∆
$ 0.50 12/31/49 600,000 $ 0
Gold Mining 0.02%
Contact Gold Corp., 144A
#*@∆
0.27 09/29/22 500,000 0
Kore Mining, Ltd., 144A
#*@∆
1.35 06/18/23 250,000 0
Osino Resources Corp., 144A
#*@∆
1.05 01/30/22 115,000 24,121
Revival Gold, Inc., 144A
#*@∆
1.60 02/06/22 250,000 0
Southern Gold, Ltd., 144A
#*@∆
0.18 10/18/22 2,250,000 0
Strikepoint Gold, Inc., 144A
#*@∆
0.20 07/21/22 625,000 0
24,121
Metal - Copper 0.20%
Sun Summit Minerals Corp., 144A
#*@∆
0.34 07/22/23 600,000 222,652
Metal - Diversified 0.05%
Novo Resources Corp.
*
4.40 08/27/23 112,500 54,453
Mining Services 0.18%
Aris Gold Corp.
*
2.75 07/25/25 520,000 209,745
Non-Ferrous Metals 0.00%
ValOre Metals Corp., 144A
#*@∆
0.45 02/17/23 500,000 0
Silver Mining 0.12%
FireFox Gold Corp., 144A
#*@∆
0.27 10/27/22 125,000 3,529
Southern Silver Exploration Corp., 144A
#*@∆
0.25 08/14/23 875,000 130,587
134,116
Total Warrants 938,440
(cost $606,683 )
Investment Company 0.20% Shares Value
Grayscale Bitcoin Trust BTC
*
7,465 222,532
(cost $225,100)

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
World Precious Minerals Fund
*Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Call Options Purchased 0.78%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 0.78%
Barrick Gold Corp. $ 20.00 01/23 $ 3,000,000 1,500 $ 528,750
Newmont Corp. 55.00 01/23 1,512,500 275 347,875
876,625
Total Purchased Call Options 876,625
(premiums paid $987,403 )
Investments, at value 100.10% 112,941,299
(cost $97,568,805 )
Other assets and liabilities, net (0.10)% (107,982)
Net Assets 100.00% $ 112,833,317
Portfolio Allocation by Industry*
Based on Total Investments
June 30, 2021
Gold Mining 43.7%
Precious Metals 18.1%
Advanced Materials/Production 9.9%
Metal - Diversified 9.5%
Diversified Minerals 7.4%
Other 11.4%
Total 100.0%

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
Gold and Precious Metals Fund
Common Stocks 91.86% Shares Value
Advanced Materials/Production 0.17%
Sixth Wave Innovations, Inc.
*
1,200,000 $ 271,055
Agricultural Chemicals 0.17%
Elemental Royalties Corp.
*
250,000 266,215
Capital Pools 0.16%
Magna Gold Corp.
*
350,000 256,938
Diversified Minerals 7.34%
Alkane Resources, Ltd.
*
2,000,000 1,725,779
Australian Strategic Materials, Ltd.
*
750,000 4,391,870
Caledonia Mining Corp. PLC 25,000 302,500
Calibre Mining Corp.
*
2,500,000 3,327,687
Mako Mining Corp.
*
3,500,000 1,087,044
Nomad Royalty Co., Ltd. 100,000 780,090
11,614,970
Enterprise Software/Services 0.19%
Abaxx Technologies, Inc.
*
109,000 306,881
Gold Mining 50.69%
Anaconda Mining, Inc.
*
1,375,000 1,053,767
AngloGold Ashanti, Ltd., ADR 50,000 929,000
Argonaut Gold, Inc.
*
1,000,000 2,395,934
Aris Gold Corp.
*
425,000 685,705
Aya Gold & Silver, Inc.
*
750,000 5,554,211
Barrick Gold Corp. 100,000 2,068,000
DRDGOLD, Ltd., ADR 100,000 1,087,000
Dundee Precious Metals, Inc. 300,000 1,817,522
Eldorado Gold Corp.
*
125,000 1,243,750
Equinox Gold Corp.
*
147,525 1,024,678
Evolution Mining, Ltd. 300,000 1,013,618
GoGold Resources, Inc.
*
1,825,000 4,534,527
Gold Fields, Ltd., ADR 250,000 2,225,000
Golden Star Resources, Ltd.
*
200,000 566,000
Gran Colombia Gold Corp. 375,000 1,542,836
Harmony Gold Mining Co., Ltd., ADR 500,000 1,865,000
i-80 Gold Corp.
*
300,000 607,454
IAMGOLD Corp.
*
500,000 1,475,000
K92 Mining, Inc.
*
2,750,000 19,877,380
Kirkland Lake Gold, Ltd. 50,000 1,926,500
Maverix Metals, Inc. 778,000 4,205,066
Newmont Corp. 50,000 3,169,000
Northern Star Resources, Ltd. 200,000 1,468,825
Pantoro , Ltd.
*
8,000,000 1,201,210
Pretium Resources, Inc.
*
60,000 573,600
Pure Gold Mining, Inc.
*
500,000 613,101

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Regis Resources, Ltd. 500,000 $ 885,176
Royal Gold, Inc. 5,000 570,500
Sandstorm Gold, Ltd.
*
650,000 5,128,500
Silver Lake Resources, Ltd.
*
3,000,000 3,736,893
Superior Gold, Inc.
*
2,500,000 1,431,914
Wesdome Gold Mines, Ltd.
*
400,000 3,794,773
80,271,440
Metal - Diversified 2.20%
Altius Minerals Corp. 100,000 1,373,830
Filo Mining Corp.
*
60,000 497,580
Silver X Mining Corp.
*
1,277,500 437,994
Vox Royalty Corp.
*
600,000 1,176,186
3,485,590
Mining Services 1.11%
Castile Resources, Ltd.
*
1,500,000 247,721
Empress Royalty Corp.
*
1,250,000 388,230
Mines & Metal Trading PLC, 144A
#*@∆
75,000 1,116,283
1,752,234
Oil & Gas Drilling 2.83%
DDH1, Ltd.
*
5,092,307 4,480,961
Platinum 2.60%
Impala Platinum Holdings, Ltd. 250,000 4,111,881
Precious Metals 15.33%
EMX Royalty Corp.
*
1,000,000 2,984,834
Hecla Mining Co. 150,000 1,116,000
Metalla Royalty & Streaming, Ltd.
*
350,000 3,005,444
Northern Vertex Mining Corp.
*
1,000,000 262,182
Roxgold , Inc.
*
3,323,775 5,067,711
Sailfish Royalty Corp.
*
310,000 332,607
SSR Mining, Inc. 238,610 3,719,930
Triple Flag Precious Metals Corp.
*
175,000 2,283,750
Wheaton Precious Metals Corp. 125,000 5,508,750
24,281,208
Remediation Services 0.51%
Alexco Resource Corp.
*
325,000 812,500
Retail - Jewelry 2.39%
Mene , Inc.
*
900,000 515,489
Mene , Inc., 144A
#∆
5,714,285 3,272,945
3,788,434

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Silver Mining 6.05%
Andean Precious Metals Corp.
*
1,210,000 $ 1,659,406
Excellon Resources, Inc.
*
100,000 219,426
Fortuna Silver Mines, Inc.
*
200,000 1,110,000
Hochschild Mining PLC 1,000,000 2,124,680
Pan American Silver Corp. 50,000 1,428,500
Santacruz Silver Mining, Ltd.
*
4,000,000 1,387,544
Silvercorp Metals, Inc. 300,000 1,647,000
9,576,556
Specified Purpose Acquisition 0.12%
Ivanhoe Capital Acquisition Corp., Class A
*
18,182 184,911
Total Common Stocks 145,461,774
(cost $84,903,559)
Corporate Non-Convertible Bonds 2.64%
Coupon
Rate %
Maturity
Date
Principal
Amount
Coal 0.00%
Caribbean Resources Corp.
#@^
19.25 06/15/15 $ 485,766 0
Gold Mining 2.64%
Aris Gold Corp. 7.50 08/26/27 4,225,000 4,182,750
Total Corporate Non-Convertible Bonds 4,182,750
(cost $4,710,754)
Corporate Non-Convertible Notes 0.40%
Gold Mining 0.40%
Gran Colombia Gold Corp. 8.25 04/30/24 581,544 625,160
(cost $582,521)
Exchange Traded Funds 0.29% Shares
Direxion Daily Gold Miners Index Bear 2X Shares ETF
*
13,758 263,603
Direxion Daily Junior Gold Miners Index Bear 2X Shares
ETF
*
19,036 197,594
Total Exchange Traded Funds 461,197
(cost $424,011)
Warrants 0.44%
Exercise
Price
Exp.
Date
Enterprise Software/Services 0.04%
Abaxx Technologies, Inc.
*
$ 5.10 05/14/23 54,500 72,543

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
Gold and Precious Metals Fund
*Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Metal - Diversified 0.00%
Vox Royalty Corp., 144A
#*@∆
$ 4.50 03/25/24 50,000 $ 0
Mining Services 0.37%
Aris Gold Corp.
*
2.75 07/25/25 1,274,000 513,876
Empress Royalty Corp.
*
0.75 03/25/23 625,000 65,545
579,421
Precious Metals 0.03%
Hycroft Mining Holding Corp.
*
10.50 10/06/25 50,000 42,000
Silver Mining 0.00%
Excellon Resources, Inc.
*
7.00 08/27/21 375,000 9,075
Total Warrants 703,039
(cost $500 )
Investment Company 0.19% Shares Value
Grayscale Bitcoin Trust BTC
*
10,161 302,899
(cost $306,396)
Call Options Purchased 1.58%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts
Gold Mining 1.58%
Barrick Gold Corp. $ 20.00 01/23 $ 4,500,000 2,250 793,125
Newmont Corp. 55.00 01/23 7,425,000 1,350 1,707,750
2,500,875
Total Purchased Call Options 2,500,875
(premiums paid $2,475,884 )
Investments, at value 97.40% 154,237,694
(cost $93,403,625 )
Other assets and liabilities, net 2.60% 4,109,998
Net Assets 100.00% $ 158,347,692
Portfolio Allocation by Industry*
Based on Total Investments
June 30, 2021
Gold Min ing 56.8%
Precious Metals 15.8%
Diversified Minerals 7.5%
Silver Mining 6.2%
Other 13.7%
Total 100.0%

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
Emerging Europe Fund
Common Stocks 95.51% Shares Value
Agricultural Chemicals 0.35%
PhosAgro PJSC, GDR 4,000 $ 87,114
Apparel Manufacturers 0.33%
Christian Dior SE 100 80,722
Automotive - Cars & Light Trucks 4.41%
Bayerische Motoren Werke AG 2,950 312,746
Daimler AG 3,100 277,012
Ford Otomotiv Sanayi AS 3,500 68,281
Renault SA
*
7,500 304,031
Volkswagen AG 400 131,466
1,093,536
Building & Construction Products - Miscellaneous 0.86%
Wienerberger AG 5,500 212,004
Cellular Telecommunication 3.14%
Mobile TeleSystems PJSC, ADR 54,200 501,892
Turkcell Iletisim Hizmetleri AS 150,000 277,511
779,403
Chemicals - Diversified 1.94%
Covestro AG, 144A
∆
2,750 177,811
Johnson Matthey PLC 7,100 302,291
480,102
Commercial Banks Non-US 17.06%
Akbank TAS 520,000 315,426
Banca Transilvania SA 396,242 259,939
Bank Polska Kasa Opieki SA
*
13,800 336,764
Eurobank Ergasias Services and Holdings SA
*
180,000 181,685
OTP Bank Nyrt
*
6,700 360,673
Raiffeisen Bank International AG 13,500 306,430
Sberbank of Russia PJSC, ADR 134,750 2,248,978
Turkiye Garanti Bankasi AS 230,000 219,605
4,229,500
Dialysis Centers 1.24%
Fresenius Medical Care AG & Co. KGaA 3,700 307,456
Diamonds/Precious Stones 1.15%
Alrosa PJSC 155,000 284,961
Diversified Operations 1.03%
KOC Holding AS 121,000 254,798
Electric - Distribution 0.74%
AB Ignitis Grupe , GDR 7,500 183,198

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Electric - Generation 3.58%
CEZ AS 12,000 $ 355,861
Inter RAO UES PJSC 6,011,000 385,294
RWE AG 4,000 145,029
886,184
Electric - Integrated 1.19%
PGE Polska Grupa Energetyczna SA
*
120,000 296,177
Food - Retail 5.11%
Koninklijke Ahold Delhaize NV, ADR 8,500 252,364
Magnit PJSC, GDR 32,500 471,397
X5 Retail Group NV, GDR 15,500 543,819
1,267,580
Gold Mining 0.50%
Polyus PJSC, GDR 1,287 124,650
Machinery - General Industrial 1.24%
ANDRITZ AG 5,450 306,519
Medical Instruments 0.68%
Getinge AB, Class B 4,500 169,752
Metal - Diversified 2.72%
KGHM Polska Miedz SA 8,800 432,986
MMC Norilsk Nickel PJSC, ADR 4,650 157,728
Orsu Metals Corp., 144A
#*∆
402,500 83,611
674,325
Metal Processors & Fabricate 0.75%
Aurubis AG 2,000 185,634
Multi-line Insurance 1.21%
Allianz SE 1,198 298,969
Oil Companies - Exploration & Production 0.47%
Novatek PJSC, GDR 525 115,763
Oil Companies - Integrated 24.05%
Gazprom PJSC, ADR 42,300 322,903
LUKOIL PJSC, ADR 6,220 572,240
MOL Hungarian Oil & Gas PLC
*
40,500 322,263
OMV Petrom SA 1,565,000 160,085
Polskie Gornictwo Naftowe i Gazownictwo SA 205,000 358,706
Rosneft Oil Co. PJSC, GDR
*
268,452 2,088,122
Tatneft PJSC, ADR 48,960 2,135,880
5,960,199

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Precious Metals 0.43%
Polymetal International PLC 5,000 $ 107,673
Property/Casualty Insurance 1.44%
Powszechny Zaklad Ubezpieczen SA 37,000 356,299
Regional Banks - Non US 3.07%
TCS Group Holding PLC, GDR 8,700 761,628
Retail - Apparel/Shoe 0.48%
HUGO BOSS AG 2,200 119,831
Retail - Major Dept Store 2.09%
Detsky Mir PJSC 251,000 519,176
Steel - Producers 5.42%
Eregli Demir ve Celik Fabrikalari TAS 125,500 259,677
Evraz PLC 132,000 1,082,958
1,342,635
Telecom Services 4.13%
O2 Czech Republic AS 25,000 306,746
Sistema PJSFC, GDR 56,000 482,407
Turk Telekomunikasyon AS 308,000 234,754
1,023,907
Telephone - Integrated 1.12%
Hellenic Telecommunications Organization SA 16,500 277,097
Television 1.27%
Cyfrowy Polsat SA 40,000 314,232
Transportation - Marine 0.62%
AP Moller - Maersk A/S, Class A 55 152,988
Transportation - Rail 1.16%
Globaltrans Investment PLC, GDR 40,000 286,660
Web Portals/ISP 0.53%
Yandex NV, Class A
*
1,850 130,888
Total Common Stocks 23,671,560
(cost $20,681,882)

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
Emerging Europe Fund
*Country distribution shown is based on domicile. The locale of company operations may be different.
Corporate Non-Convertible Bond 2.00%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Gold Mining 2.00%
Aris Gold Corp. 7.50 08/26/27 $ 500,000 $ 495,000
(cost $500,000)
Exchange Traded Funds 1.18% Shares
Global X MSCI Greece ETF 5,000 139,200
iShares MSCI Europe ESG Screened UCITS ETF
*
19,000 152,345
Total Exchange Traded Funds 291,545
(cost $268,134)
Warrant 0.16%
Exercise
Price
Exp.
Date
Mining Services 0.16%
Aris Gold Corp.
*
$ 2.75 07/25/25 100,000 40,336
(cost $0 )
Investments, at value 98.85% 24,498,441
(cost $21,450,016 )
Other assets and liabilities, net 1.15% 285,689
Net Assets 100.00% $ 24,784,130
Country Distribution*
Based on Total Investments
June 30, 2021
Russian Federation 46.8%
Poland 8.5%
Germany 8.0%
Turkey 6.6%
United Kingdom 5.7%
Cyprus 3.5%
Austria 3.4%
Other 17.5%
Total 100.0%

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
China Region Fund
Common Stocks 88.92% Shares Value
Automotive - Cars & Light Trucks 10.29%
BYD Co., Ltd., Class H 29,500 $ 885,480
Yadea Group Holdings, Ltd. 189,000 405,952
1,291,432
Automotive/Truck Parts & Equipment - Replacement 4.16%
Weichai Power Co., Ltd. 235,000 521,769
Brewery 3.26%
Tsingtao Brewery Co., Ltd. 38,000 408,659
Chemicals - Specialty 2.66%
Daqo New Energy Corp., ADR
*
5,125 333,227
Consumer Products - Miscellaneous 0.00%
Tongda Hong Tai Holdings, Ltd.
*
2,000 82
Dental Supplies & Equipment 0.80%
Dentium Co., Ltd. 1,750 100,850
Disposable Medical Products 1.99%
Top Glove Corp. Bhd 249,000 249,995
E-Commerce/Products 9.46%
Alibaba Group Holding, Ltd., ADR
*
630 142,871
Pinduoduo , Inc., ADR
*
5,378 683,114
Vipshop Holdings, Ltd., ADR
*
18,000 361,440
1,187,425
Electric - Generation 0.62%
China Longyuan Power Group Corp., Ltd. 45,000 77,477
Energy - Alternate Sources 0.53%
Xinyi Solar Holdings, Ltd. 31,000 66,725
Finance - Investment Banker/Broker 1.76%
KIWOOM Securities Co., Ltd. 1,900 220,770
Finance - Other Services 8.34%
Hong Kong Exchanges & Clearing, Ltd. 9,750 580,415
Singapore Exchange, Ltd. 56,000 466,417
1,046,832
Food - Dairy Products 3.72%
China Feihe , Ltd. 216,500 466,779
Industrial Audio & Video Production 1.09%
Q Technology Group Co., Ltd. 67,000 137,201

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
China Region Fund
Common Stocks (cont’d) Shares Value
Internet Content - Info 7.03%
Meituan , Class B
*
10,500 $ 433,137
Tencent Holdings, Ltd., ADR 5,965 449,165
882,302
Life/Health Insurance 1.68%
AIA Group, Ltd. 17,000 210,895
Medical Labs & Testing Services 1.48%
Wuxi Biologics Cayman, Inc.
*
10,150 185,849
Motorcycle/Motor Scooter 1.95%
Niu Technologies, ADR
*
7,500 244,875
Multi-line Insurance 0.94%
Ping An Insurance Group Co. of China, Ltd., H Shares 12,000 117,305
Non-Ferrous Metals 0.00%
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
Petrochemicals 4.72%
LG Chem , Ltd. 785 592,746
Power Conversion/Supply Equipment 4.85%
Delta Electronics, Inc. 56,000 608,376
Real Estate Management/Services 6.34%
A-Living Smart City Services Co., Ltd. 100,000 496,354
KWG Living Group Holdings, Ltd.
*
65,000 83,174
S-Enjoy Service Group Co., Ltd.
*
71,000 215,917
795,445
Real Estate Operating/Development 0.76%
Gemdale Properties & Investment Corp., Ltd. 750,000 95,557
Rubber/Plastic Products 1.77%
Hartalega Holdings Bhd 125,000 221,383
Schools 1.84%
China Yuhua Education Corp., Ltd. 255,000 231,111
Semiconductor Components - Integrated Circuit 1.89%
United Microelectronics Corp. 125,000 237,038
Wireless Equipment 4.99%
Xiaomi Corp.
*
180,000 626,025
Total Common Stocks 11,158,130
(cost $11,487,204)

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2021
China Region Fund
*Country distribution shown is based on domicile and not intended to conform to the China region definition in the prospectus. The locale of company operations may be different.
Corporate Non-Convertible Bond 2.09%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Gold Mining 2.09%
Aris Gold Corp. 7.50 08/26/27 $ 265,000 $ 262,350
(cost $264,981)
Exchange Traded Funds 1.25% Shares
Direxion Daily FTSE China Bear 3X Shares ETF
*
2,200 29,150
iShares MSCI Taiwan ETF 2,000 127,900
Total Exchange Traded Funds 157,050
(cost $150,623)
Warrant 0.17%
Exercise
Price
Exp.
Date
Mining Services 0.17%
Aris Gold Corp.
*
$ 2.75 07/25/25 52,000 20,975
(cost $0 )
Investments, at value 92.43% 11,598,505
(cost $11,902,808 )
Other assets and liabilities, net 7.57% 950,259
Net Assets 100.00% $ 12,548,764
Country Distribution*
Based on Total Investments
June 30, 2021
China 65.3%
Korea, Republic of 7.9%
Hong Kong 7.6%
Taiwan, Province of China 7.3%
Malaysia 4.1%
Singapore 4.0%
Other 3.8%
Total 100.0%

Notes to Portfolios of Investments (
unaudited
)
June 30, 2021

Legend
General
The yields reflect the effective yield from the date of purchase.
Variable and Floating Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at June 30, 2021.
Fair Valuation of Securities
For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.
‡ Adjustable rate security, the interest rate of which adjusts periodically based on changes in the current interest rates. Rate presented is as of June 30, 2021.
@ Security was fair valued at June 30, 2021, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at June 30, 2021, were 0.01% of Global Luxury Goods Fund, 1.08% of Global Resources
Fund, 1.12% of World Precious Minerals Fund, 0.71% of Gold And Precious Metals Fund and
0.00% of China Region Fund, respectively. See the Fair Valuation of Securities section of these
Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.
∆ Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of June 30, 2021 amounted to $43,562, 0.08%, of Global Luxury Goods Fund, $932,646, 1.32%, of Global Resources
Fund, $2,695,126, 2.39%, of World Precious Minerals Fund, $4,389,228, 2.77%, of Gold And
Precious Metals Fund, $261,422, 1.05%, of Emerging Europe Fund and $0, 0.00%, of China
Region Fund.
* Non-income producing security.
# Illiquid Security.
~ See “Affiliated Company” in Notes to Portfolios of Investments.
+ See "Restricted Securities" in Notes to Portfolios of Investments.
^ Security is currently in default and is on scheduled interest or principal payment.
ADR American Depositary Receipt
AGM Assured Guaranty Municipal
BAM Build American Mutual Assurance Company
COP Certificate of Participation
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GDR Global Depositary Receipt
GNMA Government National Mortgage Association
GO General Obligation
LIBOR London Interbank Offered Rate
LP Limited Partnership
PJSC Public Joint Stock Company
PLC Public Limited Company
PSF-GTD Public School Fund Guarantee
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bond
REIT Real Estate Investment Trust
S&P Standard & Poor’s
SPDR Standard & Poor’s Depositary Receipt

Notes to Portfolios of Investments (
unaudited
)
June 30, 2021

The Funds are required to disclose information regarding the fair value measurements of a
Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.
The three levels defined by the fair value hierarchy are as follows:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-
term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.
Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

Notes to Portfolios of Investments (
unaudited
)
June 30, 2021

The following table summarizes the valuation of each Fund’s securities as of June 30, 2021, using the fair value hierarchy:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and
Agency Obligations $ – $ 42,002,417 $ – $ 42,002,417
Exchange Traded Fund 823,162 – – 823,162
Investments, at Value $ 823,162 $ 42,002,417 $ – $ 42,825,579
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds $ – $ 33,634,097 $ – $ 33,634,097
Exchange Traded Fund 1,535,525 – – 1,535,525
Investments, at Value $ 1,535,525 $ 33,634,097 $ – $ 35,169,622
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund
Investments in Securities*
Common Stocks
Apparel Manufacturers $ 2,751,830 $ 4,992,312 $ – $ 7,744,142
Athletic Equipment 1,162,067 – – 1,162,067
Automotive - Cars & Light
Trucks 6,556,595 2,088,506 – 8,645,101
Beverages - Wine/Spirits – 557,611 – 557,611
Building - Residential/
Commercial 1,020,635 – – 1,020,635
Commercial Service
- Finance 607,364 – – 607,364
Computers 2,342,016 – – 2,342,016
Cosmetics & Toiletries 2,039,211 – – 2,039,211
Decision Support Software 337,973 – – 337,973
Diversified Banking
Institution 2,088,961 – – 2,088,961

Notes to Portfolios of Investments (
unaudited
)
June 30, 2021

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund (continued)
Investments in Securities*
(continued)
E-Commerce/Products $ 2,373,710 $ – $ – $ 2,373,710
Energy - Alternate Sources – – 0 0
Enterprise Software/
Services 191,801 – – 191,801
Finance - Credit Card 2,080,991 – – 2,080,991
Finance - Mortgage Loan/
Banker 36,030 – – 36,030
Finance - Other Services 220,992 – – 220,992
Gold Mining 1,506,751 – – 1,506,751
Home Furnishings 1,058,130 – – 1,058,130
Investment Management/
Advisory Services – 1,006,542 – 1,006,542
Metal - Diversified 469,305 – – 469,305
Oil Companies - Exploration
& Production 40,739 – – 40,739
Precious Metals 396,630 – – 396,630
Private Equity 3,300,540 – – 3,300,540
Real Estate Operating/
Development – – 3,242 3,242
Retail - Apparel/Shoe 570,448 1,531,463 – 2,101,911
Retail - Building Products 1,394,506 – – 1,394,506
Retail - Discount 2,407,256 – – 2,407,256
Retail - Home Furnishings 871,370 – – 871,370
Retail - Jewelry – 557,652 – 557,652
Silver Mining 285,480 282,582 – 568,062
Textile - Apparel 4,209,315 – – 4,209,315
Corporate Non-Convertible Bond – 866,250 – 866,250
Corporate Non-Convertible Note – 330,973 – 330,973
Exchange Traded Funds 78,249 – – 78,249
Warrants
Enterprise Software/
Services 45,339 – – 45,339
Finance - Mortgage Loan/
Banker – 0 – 0
Oil Companies - Exploration
& Production 2,823 – – 2,823
Retail - Jewelry – 6,165 – 6,165
Investments, at Value 40,447,057 12,220,056 3,242 52,670,355

Notes to Portfolios of Investments (
unaudited
)
June 30, 2021

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 1,947,278 $ – $ 522,346 $ 2,469,624
Agricultural Chemicals 1,758,621 – – 1,758,621
Agricultural Operations 757,500 598,596 – 1,356,096
Building & Construction
Products - Miscellaneous 602,900 – – 602,900
Coal 5,506 – 0 5,506
Containers - Paper/Plastic 94,385 – – 94,385
Diamonds/Precious Stones 452,565 – – 452,565
Diversified Minerals 5,961,922 1,242,174 – 7,204,096
Electric - Generation 341,158 – – 341,158
Energy - Alternate Sources 1,569,400 3,123,780 0 4,693,180
Enterprise Software/
Services 2,930,505 – – 2,930,505
Finance - Investment
Banker/Broker 326,718 – – 326,718
Food - Meat Products – 158,116 – 158,116
Food - Miscellaneous/
Diversified 2,093,417 – – 2,093,417
Forestry 1,110,586 – – 1,110,586
Gold Mining 4,454,644 806,712 0 5,261,356
Independent Power Producer 558,300 – – 558,300
Industrial Gases 578,200 350,700 – 928,900
Metal - Copper 765,570 – – 765,570
Metal - Diversified 9,121,015 795,883 – 9,916,898
Metal - Iron 1,965,150 – 0 1,965,150
Mining Services 2,447,065 – – 2,447,065
Natural Resource
Technology – – 86,243 86,243
Non-Ferrous Metals 500,968 – 0 500,968
Oil - Field Services 846,520 – – 846,520
Oil - US Royalty Trusts 1,287,856 421,112 – 1,708,968
Oil Companies - Exploration
& Production 1,473,311 – – 1,473,311
Oil Companies - Integrated 1,088,600 – – 1,088,600
Oil Refining & Marketing 1,143,430 – – 1,143,430
Paper & Related Products 854,000 – – 854,000
Platinum 916,914 657,901 – 1,574,815
Precious Metals 2,320,434 232,365 – 2,552,799
Real Estate Operating/
Development 492,094 – 56,571 548,665
REITS - Diversified 1,070,450 – – 1,070,450
Retail - Jewelry 429,574 – – 429,574

Notes to Portfolios of Investments (
unaudited
)
June 30, 2021

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund (continued)
Investments in Securities*
(continued)
Specified Purpose
Acquisition $ 92,456 $ – $ – $ 92,456
Steel - Producers 1,611,811 – – 1,611,811
Private Equity Fund
Oil - US Royalty Trusts 201,600 – – 201,600
Corporate Non-Convertible Bond – 1,064,250 – 1,064,250
Corporate Non-Convertible Note – 408,964 – 408,964
Exchange Traded Funds 1,254,525 – – 1,254,525
Warrants
Advanced Materials/
Production – 63,892 – 63,892
Diversified Minerals – 0 – 0
Enterprise Software/
Services 27,203 – – 27,203
Gold Mining – 0 – 0
Metal - Copper 9,378 – – 9,378
Mining Services 149,600 – – 149,600
Oil Companies - Exploration
& Production 11,294 – – 11,294
Investment Company 40,959 – – 40,959
Purchased Call Options 227,700 352,500 – 580,200
Investments, at Value 55,893,082 10,276,945 665,160 66,835,187
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 11,078,574 $ 169,409 $ – $ 11,247,983
Capital Pools 1,101,162 – – 1,101,162
Coal – – 0 0
Diamonds/Precious Stones 1,565,021 – – 1,565,021
Diversified Minerals 7,473,035 528,612 0 8,001,647
Enterprise Software/
Services – 22,633 – 22,633
Gold Mining 36,665,497 10,597,610 45,378 47,308,485
Investment Companies – 4,935 – 4,935
Metal - Copper 661,504 – – 661,504

Notes to Portfolios of Investments (
unaudited
)
June 30, 2021

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund (continued)
Investments in Securities*
(continued)
Metal - Diversified $ 7,827,056 $ 2,946,691 $ – $ 10,773,747
Metal - Iron – – 0 0
Metals & Mining – 476,066 – 476,066
Mining Services 41,047 806,712 – 847,759
Non-Ferrous Metals 300,500 – – 300,500
Oil & Gas Drilling – 651,778 – 651,778
Oil Companies - Exploration
& Production – – 0 0
Optical Recognition
Equipment 2,876 – – 2,876
Platinum 1,729,187 – – 1,729,187
Precious Metals 18,988,417 1,421,223 – 20,409,640
Real Estate Operating/
Development 1,638,432 – – 1,638,432
Retail - Jewelry 1,202,807 – – 1,202,807
Silver Mining 1,529,687 – – 1,529,687
Corporate Non-Convertible Bond – 1,089,000 – 1,089,000
Exchange Traded Funds 338,853 – – 338,853
Warrants
Diversified Minerals 39,239 254,114 – 293,353
Gold Mineral Exploration &
Development – – 0 0
Gold Mining – 24,121 – 24,121
Metal - Copper – 222,652 – 222,652
Metal - Diversified 54,453 – – 54,453
Mining Services 209,745 – – 209,745
Non-Ferrous Metals – 0 – 0
Silver Mining – 134,116 – 134,116
Investment Company 222,532 – – 222,532
Purchased Call Options 876,625 – – 876,625
Investments, at Value 93,546,249 19,349,672 45,378 112,941,299

Notes to Portfolios of Investments (
unaudited
)
June 30, 2021

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Gold And Precious Metals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 271,055 $ – $ – $ 271,055
Agricultural Chemicals 266,215 – – 266,215
Capital Pools 256,938 – – 256,938
Diversified Minerals 5,497,321 6,117,649 – 11,614,970
Enterprise Software/
Services 306,881 – – 306,881
Gold Mining 71,965,718 8,305,722 – 80,271,440
Metal - Diversified 3,485,590 – – 3,485,590
Mining Services 388,230 247,721 1,116,283 1,752,234
Oil & Gas Drilling – 4,480,961 – 4,480,961
Platinum – 4,111,881 – 4,111,881
Precious Metals 24,281,208 – – 24,281,208
Remediation Services 812,500 – – 812,500
Retail - Jewelry 3,788,434 – – 3,788,434
Silver Mining 7,451,876 2,124,680 – 9,576,556
Specified Purpose
Acquisition 184,911 – – 184,911
Corporate Non-Convertible
Bonds – 4,182,750 0 4,182,750
Corporate Non-Convertible
Notes – 625,160 – 625,160
Exchange Traded Funds 461,197 – – 461,197
Warrants
Enterprise Software/
Services 72,543 – – 72,543
Metal - Diversified – 0 – 0
Mining Services 579,421 – – 579,421
Precious Metals 42,000 – – 42,000
Silver Mining 9,075 – – 9,075
Investment Company 302,899 – – 302,899
Purchased Call Options 1,707,750 793,125 – 2,500,875
Investments, at Value $ 122,131,762 $ 30,989,649 $ 1,116,283 $ 154,237,694

Notes to Portfolios of Investments (
unaudited
)
June 30, 2021

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Emerging Europe Fund
Assets
Investments in Securities*
Common Stocks
Agricultural Chemicals $ 87,114 $ – $ – $ 87,114
Apparel Manufacturers – 80,722 – 80,722
Automotive - Cars & Light
Trucks – 1,093,536 – 1,093,536
Building & Construction
Products - Miscellaneous – 212,004 – 212,004
Cellular Telecommunication 501,892 277,511 – 779,403
Chemicals - Diversified – 480,102 – 480,102
Commercial Banks Non-US 2,248,978 1,980,522 – 4,229,500
Dialysis Centers – 307,456 – 307,456
Diamonds/Precious Stones – 284,961 – 284,961
Diversified Operations – 254,798 – 254,798
Electric - Distribution 183,198 – – 183,198
Electric - Generation – 886,184 – 886,184
Electric - Integrated – 296,177 – 296,177
Food - Retail 1,267,580 – – 1,267,580
Gold Mining 124,650 – – 124,650
Machinery - General
Industrial – 306,519 – 306,519
Medical Instruments – 169,752 – 169,752
Metal - Diversified 241,339 432,986 – 674,325
Metal Processors &
Fabricate – 185,634 – 185,634
Multi-line Insurance – 298,969 – 298,969
Oil Companies - Exploration
& Production 115,763 – – 115,763
Oil Companies - Integrated 5,119,145 841,054 – 5,960,199
Precious Metals – 107,673 – 107,673
Property/Casualty Insurance – 356,299 – 356,299
Regional Banks - Non US 761,628 – – 761,628
Retail - Apparel/Shoe – 119,831 – 119,831
Retail - Major Dept Store – 519,176 – 519,176
Steel - Producers – 1,342,635 – 1,342,635
Telecom Services 482,407 541,500 – 1,023,907
Telephone - Integrated – 277,097 – 277,097
Television – 314,232 – 314,232
Transportation - Marine – 152,988 – 152,988
Transportation - Rail 286,660 – – 286,660
Web Portals/ISP 130,888 – – 130,888
Corporate Non-Convertible Bond – 495,000 – 495,000
Exchange Traded Funds 139,200 152,345 – 291,545

Notes to Portfolios of Investments (
unaudited
)
June 30, 2021

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Emerging Europe Fund (continued)
Assets (continued)
Investments in Securities*
(continued)
Warrant
Mining Services $ 40,336 $ – $ – $ 40,336
Investments, at Value $ 11,730,778 $ 12,767,663 $ – $ 24,498,441
Total Assets $ 11,730,778 $ 12,767,663 $ – $ 24,498,441
Liabilities
Other Financial Instruments
†
Currency Contract – (2,397) – (2,397)
Total Liabilities $ – $ (2,397) $ – $ (2,397)
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
China Region Fund
Investments in Securities*
Common Stocks
Automotive - Cars & Light
Trucks $ – $ 1,291,432 $ – $ 1,291,432
Automotive/Truck Parts &
Equipment - Replacement – 521,769 – 521,769
Brewery – 408,659 – 408,659
Chemicals - Specialty 333,227 – – 333,227
Consumer Products
- Miscellaneous – 82 – 82
Dental Supplies &
Equipment – 100,850 – 100,850
Disposable Medical
Products – 249,995 – 249,995
E-Commerce/Products 1,187,425 – – 1,187,425
Electric - Generation – 77,477 – 77,477
Energy - Alternate Sources – 66,725 – 66,725
Finance - Investment
Banker/Broker – 220,770 – 220,770
Finance - Other Services – 1,046,832 – 1,046,832
Food - Dairy Products – 466,779 – 466,779
Industrial Audio & Video
Production – 137,201 – 137,201
Internet Content - Info 449,165 433,137 – 882,302

Notes to Portfolios of Investments (
unaudited
)
June 30, 2021

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2021 through June 30, 2021:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
China Region Fund (continued)
Investments in Securities*
(continued)
Life/Health Insurance $ – $ 210,895 $ – $ 210,895
Medical Labs & Testing
Services – 185,849 – 185,849
Motorcycle/Motor Scooter 244,875 – – 244,875
Multi-line Insurance – 117,305 – 117,305
Non-Ferrous Metals – – 0 0
Petrochemicals – 592,746 – 592,746
Power Conversion/Supply
Equipment – 608,376 – 608,376
Real Estate Management/
Services – 795,445 – 795,445
Real Estate Operating/
Development – 95,557 – 95,557
Rubber/Plastic Products – 221,383 – 221,383
Schools – 231,111 – 231,111
Semiconductor Components
- Integrated Circuit – 237,038 – 237,038
Wireless Equipment – 626,025 – 626,025
Corporate Non-Convertible Bond – 262,350 – 262,350
Exchange Traded Funds 157,050 – – 157,050
Warrant
Mining Services 20,975 – – 20,975
Investments, at Value $ 2,392,717 $ 9,205,788 $ 0 $ 11,598,505
*
Refer to the Portfolios of Investments for a detailed list of the Funds’ investments.
†
Other Financial Instruments are derivatives not reflected in the Portfolios of Investments, such as
Currency Contracts, which are valued at the unrealized appreciation (depreciation) at period end.
Common
Stocks Total
Global Luxury Goods Fund
Beginning Balance 12/31/20 $ 13,521 $ 13,521
Net change in unrealized appreciation (depreciation) (10,279) (10,279)
Ending Balance 06/30/21 $ 3,242 $ 3,242
Net change in unrealized appreciation (depreciation) from Investments held as of
06/30/21
(1)
$ (10,279) $ (10,279)

Notes to Portfolios of Investments (
unaudited
)
June 30, 2021

Common
Stocks Total
Global Resources Fund
Beginning Balance 12/31/20 $ 2,988,739 $ 2,988,739
Purchases 519,100 519,100
Sales (252) (252)
Realized Gain 420,848 420,848
Net change in unrealized appreciation (depreciation) (3,263,275) (3,263,275)
Ending Balance 06/30/21 $ 665,160 $ 665,160
Net change in unrealized appreciation (depreciation) from Investments held as of
06/30/21
(1)
$ (2,842,679) $ (2,842,679)
Common
Stock Warrants Total
World Precious Minerals Fund
Beginning Balance 12/31/20 $ 273,960 $ 0 $ 273,960
Purchases 67,008 — 67,008
Sales (683) — (683)
Realized Gain 1,140,719 — 1,140,719
Corporate Action (1,209,619) — (1,209,619)
Net change in unrealized appreciation (depreciation) (226,007) 0 (226,007)
Ending Balance 06/30/21 $ 45,378 $ 0 $ 45,378
Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/21
(1)
$ (64,032) $ 0 $ (64,032)
Common
Stocks
Corporate
Non-
Convertible
Bond Total
Gold and Precious Metals Fund
Beginning Balance 12/31/20 $ 1,128,329 $ 0 $ 1,128,329
Net change in unrealized appreciation (depreciation) (12,046) — (12,046)
Ending Balance 06/30/21 $ 1,116,283 $ 0 $ 1,116,283
Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/21
(1)
$ (12,046) $ — $ (12,046)
Common
Stock Total
China Region Fund
Beginning Balance 12/31/20 $ 0 $ 0
Ending Balance 06/30/21 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
06/30/21
(1)
$ — $ —
(1) The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classiﬁed as Level 3 at June 30, 2021.

Notes to Portfolios of Investments (
unaudited
)
June 30, 2021

Significant unobservable inputs developed by the Valuation Committee (“Valuation
Committee”) for Level 3 investments held at period end are as follows:
The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.
Fair Value at
06/30/21
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Global Luxury Goods Fund
Investments in Securities 100%
Common Stocks 0 Market Transaction
(1)
Discount
Common Stocks 3,242 Method of Comparables
Pricing
(2)
Multiples 4.7
Global Resources Fund
Investments in Securities 30% - 100% discount
(100% discount)
Common Stocks 608,589 Market Transaction
(1)
Discount
Common Stocks 56,571 Method of Comparables
Pricing
(2)
Multiples 4.7
World Precious Minerals Fund
Investments in Securities 0% - 100% discount
(99% discount)
Common Stocks 45,378 Market Transaction
(1)
Discount
Warrants 0 Market Transaction
(1)
Discount 100%
Gold and Precious Metals Fund
Investments in Securities
0%
Common Stocks 1,116,283 Market Transaction
(1)
Discount
Corporate Non-Convertible
Bond
0 Market Transaction
(1)
Discount 100%
China Region Fund
Investments in Securities
100%
Common Stocks 0 Market Transaction
(1)
Discount
(1)
Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.
(2)
The Method of Comparables Pricing valuation technique involves determining a comparable group of companies that exhibit similar characteristics to that of the Level 3 security (the Comparables), gathering information about the Comparables to determine their range of valuation multiples and selecting the appropriate multiple within the determined range of the Comparables to apply in valuing the Level 3 security.

Notes to Portfolios of Investments (
unaudited
)
June 30, 2021

Affiliated Companies
The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended June 30, 2021.
At June 30, 2021, the value of investments in affiliated companies was $0, representing 0.00%
of net assets, and the total cost was $27,968,676.
At June 30, 2021, the value of investments in affiliated companies was $12,205,186, representing 10.82% of net assets, and the total cost was $7,472,125.
Shares of Affiliated Companies
Global Resources Fund December 31, 2020 Additions Reductions June 30, 2021
Caribbean Resources Corp. 17 — — 17
Pacific Green Energy Corp. 2,400,000 — — 2,400,000
Values of Affiliated Companies
Global Resources
Fund
December
31, 2020
Purchases
Cost
Sales
Proceeds
June 30,
2021 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Caribbean
Resources Corp. $ 0 $ — $ — $ 0 $ — $ — $ —
Pacific Green
Energy Corp. 0 — — 0 — — —
$ 0 $ — $ — $ 0 $ — $ — $ —
Shares of Affiliated Companies
World Precious Minerals Fund December 31, 2020 Additions Reductions June 30, 2021
Barsele Minerals Corp. 7,700,000 — (200,000) 7,500,000
Canex Metals, Inc. 3,250,000 — — 3,250,000
(a)
CopperBank Resources Corp 5,543,500 — (1,500,000) 4,043,500
(a)
Mammoth Resources Corp. 3,671,200 2,050,000 (221,200) 5,500,000
Polarx , Ltd. 38,953,441 — (953,441) 38,000,000
TriStar Gold, Inc. 28,750,000 — — 28,750,000
Values of Affiliated Companies
World Precious
Minerals Fund
December
31, 2020
Purchases
Cost
Sales
Proceeds June 30, 2021 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Barsele Minerals
Corp. $ 3,327,048 $ — $ (96,041) $ 4,537,754 $ — $ (44,729) $ 1,351,476
Canex Metals, Inc. 382,984 — — 340,836
(a)
— – (42,148)
CopperBank
Resources Corp. 1,045,204 — (402,751) 1,304,776
(a)
— (1,908) 664,231
Mammoth
Resources Corp. 331,674 225,898 (28,319) 754,276 — 1,004 224,019
Polarx , Ltd. 809,280 — (74,276) 882,985 — (46,470) 194,451
TriStar Gold, Inc. 5,759,486 — — 6,030,171 — – 270,685
$ 11,655,676 $ 225,898 $ (601,387) $ 13,850,798 $ — $ (92,103) $ 2,662,714

Notes to Portfolios of Investments (
unaudited
)
June 30, 2021

Restricted Securities
The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.
As of June 30, 2021, the total cost of restricted securities was $426,625, and the total value was $3,242, representing 0.01% of net assets.
As of June 30, 2021, the total cost of restricted securities was $7,473,544, and the total value was
$142,814, representing 0.20% of net assets.
Global Luxury Goods Fund
Acquisition
Date
Cost per
Share/Unit
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Global Resources Fund
Acquisition
Date
Cost per
Share/Unit
I-Pulse, Inc., 144A 10/04/07 $ 1.88
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00

Statements of Assets and Liabilities (unaudited)

See accompanying notes to financial statements.
U.S. Government Securities
Ultra-Short Bond Fund
Investments, at identified cost $ 42,818,472
Assets
Investments, at value:
Securities of unaffiliated issuers $ 42,825,579
Cash 1,248,125
Foreign currencies (Cost $0, $935,034, $1,881 and $0) –
Receivables:
Dividends and interest 183,494
Capital shares sold 3,646
Investments sold –
From adviser 3,597
Prepaid expenses 15,169
Total Assets 44,279,610
Liabilities
Due to custodian –
Payables:
Capital shares redeemed 194,724
Distributions payable –
Investments purchased 4,979,473
Accrued expenses and other payables:
Adviser –
Administration and Transfer Agent fees 8,886
Other expenses 17,210
Total Liabilities 5,200,293
Net Assets $ 39,079,317
Net Assets Consist of:
Paid-in capital $ 39,105,403
Distributable earnings (26,086)
Net assets applicable to capital shares outstanding $ 39,079,317
By share class
Net Assets
Investor Class $ 39,079,317
Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class 19,580,072
Net Asset Value, Public Offering Price and Redemption Price per share
Investor Class $ 2.00

June 30, 2021

Near-Term Tax Free Fund Global Luxury Goods Fund Global Resources Fund
$ 34,551,502 $ 42,910,429 $ 92,597,530
$ 35,169,622 $ 52,670,355 $ 66,835,187
1,212,728 1,449,555 3,251,768
– 1,883 946,281
384,673 23,783 164,779
21,135 158,893 49,397
– – 375,024
5,898 – –
18,297 14,920 15,819
36,812,353 54,319,389 71,638,255
– – –
18,351 157,038 41,565
1,960 – –
– – 696,245
– 59,915 82,064
7,441 14,628 18,663
21,709 38,500 55,062
49,461 270,081 893,599
$ 36,762,892 $ 54,049,308 $ 70,744,656
$ 37,329,825 $ 40,685,354 $ 332,442,374
(566,933) 13,363,954 (261,697,718)
$ 36,762,892 $ 54,049,308 $ 70,744,656
$ 36,762,892 $ 54,049,308 $ 70,744,656
16,387,214 2,276,922 10,766,301
$ 2.24 $ 23.74 $ 6.57

Statements of Assets and Liabilities (unaudited)

See accompanying notes to financial statements.
World Precious Minerals
Fund
Investments, at identified cost $ 97,568,805
Assets
Investments, at value:
Securities of unaffiliated issuers $ 100,736,113
Securities of affiliated issuers 12,205,186
Cash –
Foreign currencies (Cost $1,539,795, $8,020, $242,112 and $0) –
Receivables:
Dividends and interest 2,912
Capital shares sold 421,861
Investments sold 2,311,715
From adviser –
Prepaid expenses 18,724
Total Assets 115,696,511
Liabilities
Unrealized loss on forward foreign currency contracts –
Due to custodian 619,886
Due to broker 1,539,795
Payables:
Capital shares redeemed 28,747
Investments purchased 433,921
Foreign capital gains tax payable –
Accrued expenses and other payables:
Adviser 146,165
Administration and Transfer Agent fees 26,337
Other expenses 68,343
Total Liabilities 2,863,194
Net Assets $ 112,833,317
Net Assets Consist of:
Paid-in capital $ 434,426,686
Distributable earnings (321,593,369)
Net assets applicable to capital shares outstanding $ 112,833,317
By share class
Net Assets
Investor Class $ 112,833,317
Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class 21,369,790
Net Asset Value, Public Offering Price and Redemption Price per share
Investor Class $ 5.28

June 30, 2021

Gold and Precious Metals Fund Emerging Europe Fund China Region Fund
$ 93,403,625 $ 21,450,016 $ 11,902,808
$ 154,237,694 $ 24,498,441 $ 11,598,505
– – –
4,463,339 68,488 696,876
8,020 234,214 –
62,099 96,006 29,375
75,809 10,080 260,379
– – –
– – 704
20,257 17,030 13,949
158,867,218 24,924,259 12,599,788
– 2,397 –
– – –
– – –
116,239 12,905 –
107,669 – –
– 48,278 7,680
186,816 16,049 –
30,431 9,095 6,741
78,371 51,405 36,603
519,526 140,129 51,024
$ 158,347,692 $ 24,784,130 $ 12,548,764
$ 179,036,600 $ 45,580,563 $ 10,516,335
(20,688,908) (20,796,433) 2,032,429
$ 158,347,692 $ 24,784,130 $ 12,548,764
$ 158,347,692 $ 24,784,130 $ 12,548,764
11,920,798 3,700,458 1,282,138
$ 13.28 $ 6.70 $ 9.79

Statements of Operations (unaudited)

See accompanying notes to financial statements.
U.S. Government
Securities Ultra-Short
Bond Fund
Net Investment Income
Income
Dividends from unaffiliated issuers $ 1,730
Foreign tax withheld on dividends –
Net dividends 1,730
Interest and other 25,874
Total income
27,604
Expenses:
Management fee 99,333
Administrative services fee 38,460
Distribution plan fee –
Transfer agent fees and expenses 16,223
Professional fees 14,134
Custodian fees 2,054
Shareholder reporting expenses 6,921
Registration fees 10,084
Trustee fees and expenses 3,920
Chief compliance officer fees 1,987
Miscellaneous expenses 14,762
Total expenses before reductions 207,878
Expenses offset - Note 1 H
–
Expenses reimbursed - Note 3
(118,478)
Net expenses 89,400
Net Investment  Income (Loss) (61,796)
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain from:
Securities from unaffiliated issuers
4,574
Foreign currency transactions
–
Written options
–
Net realized gain
4,574
Net change in unrealized appreciation (depreciation) of:
Investments in unaffiliated issuers
(11,817)
Other assets and liabilities denominated in foreign currencies
–
Net change in unrealized appreciation (depreciation) (11,817)
Net Realized and Unrealized Gain (Loss) on Investments (7,243)
Net Increase (Decrease) In Net Assets Resulting From Operations
$ (69,039)

For the Six Months Ended June 30, 2021

Near-Term Tax Free Fund Global Luxury Goods Fund Global Resources Fund
$ 11,778 $ 343,181 $ 465,518
– (41,602) (39,435)
11,778 301,579 426,083
258,655 97,302 120,005
270,433 398,881 546,088
98,252 284,885 399,220
38,034 51,854 69,570
– 63,135 86,987
10,899 19,795 26,479
13,977 14,947 16,438
2,280 8,779 16,949
9,068 10,536 11,509
9,682 11,353 10,101
3,887 4,426 5,293
1,972 2,533 3,490
28,819 21,622 59,229
216,870 493,865 705,265
(50) (8) –
(128,393) (6,939) –
88,427 486,918 705,265
182,006 (88,037) (159,177)
952 6,027,324 3,882,674
– 12,229 55,705
– – 72,720
952 6,039,553 4,011,099
(239,848) 1,298,406 2,499,685
– (208) (42,971)
(239,848) 1,298,198 2,456,714
(238,896) 7,337,751 6,467,813
$ (56,890) $ 7,249,714 $ 6,308,636

Statements of Operations (unaudited)

See accompanying notes to financial statements.
World Precious Minerals
Fund
Net Investment Income
Income
Dividends from unaffiliated issuers $ 58,288
Foreign tax withheld on dividends (939)
Net dividends 57,349
Interest and other 41,250
Total income
98,599
Expenses:
Management fee 694,697
Administrative services fee 98,356
Distribution plan fee 142,459
Transfer agent fees and expenses 36,606
Professional fees 18,803
Custodian fees 17,432
Shareholder reporting expenses 11,713
Registration fees 11,298
Trustee fees and expenses 7,118
Chief compliance officer fees 5,695
Miscellaneous expenses 65,037
Total expenses before reductions 1,109,214
Expenses offset - Note 1 H
(442)
Expenses reimbursed - Note 3
–
Net expenses 1,108,772
Net Investment  Income (Loss) (1,010,173)
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Securities from unaffiliated issuers
(5,470,690)
Securities from affiliated issuers
(92,103)
Foreign currency transactions
(8,496)
Foreign capital gains taxes
–
Net realized gain (loss)
(5,571,289)
Net change in unrealized appreciation (depreciation) of:
Investments in unaffiliated issuers
4,412,828
Investments in affiliated issuers
2,350,494
Other assets and liabilities denominated in foreign currencies
2,162
Deferred foreign capital gains taxes
–
Net change in unrealized appreciation (depreciation) 6,765,484
Net Realized and Unrealized Gain (Loss) on Investments 1,194,195
Net Increase (Decrease) In Net Assets Resulting From Operations
$ 184,022

For the Six Months Ended June 30, 2021

Gold and Precious Metals Fund Emerging Europe Fund China Region Fund
$ 1,424,380 $ 514,956 $ 97,223
(97,105) (66,860) (2,934)
1,327,275 448,096 94,289
280,451 18,608 9,875
1,607,726 466,704 104,164
878,144 133,246 72,217
124,533 39,753 35,769
193,487 30,579 16,715
36,621 12,084 11,137
20,735 15,291 14,142
15,909 21,003 9,381
15,876 10,155 8,040
12,452 10,018 9,492
8,773 3,353 2,813
7,737 1,223 671
88,024 45,641 24,740
1,402,291 322,346 205,117
(120) (3) (2)
– – (45,978)
1,402,171 322,343 159,137
205,555 144,361 (54,973)
1,625,541 2,273,528 1,962,714
– – –
(19,968) (4,660) (6,391)
– (2,200) (7,434)
1,605,573 2,266,668 1,948,889
(4,859,777) (127,648) (2,127,622)
– – –
464 51,200 274
– (10,662) –
(4,859,313) (87,110) (2,127,348)
(3,253,740) 2,179,558 (178,459)
$ (3,048,185) $ 2,323,919 $ (233,432)

Statements of Changes in Net Assets

See accompanying notes to financial statements.
U.S. Government Securities
Ultra-Short Bond Fund
For the Six Months
Ended
June 30, 2021
Year Ended
December 31,
2020
Increase (Decrease) in Net Assets (Unaudited)
From operations:
Net investment income (loss) $ (61,796) $ 99,648
Net realized gain (loss) 4,574 40,132
Net change in unrealized appreciation (depreciation) (11,817) 6,738
Net increase (decrease) in net assets from operations (69,039) 146,518
Distributions to shareholders
Investor Class – (134,835)
Total distributions paid – (134,835)
From capital share transactions:
Proceeds from shares sold
Investor Class 7,374,932 13,147,838
Distributions reinvested
Investor Class – 116,164
7,374,932 13,264,002
Cost of shares redeemed
Investor Class (8,488,324) (15,694,440)
Net increase (decrease) in net assets from capital
share transactions (1,113,392) (2,430,438)
Net Increase (Decrease) in Net Assets (1,182,431) (2,418,755)
Net Assets
Beginning of period 40,261,748 42,680,503
End of period $ 39,079,317 $ 40,261,748
Capital Share Activity
Investor Class
Shares sold 3,687,465 6,573,569
Shares reinvested – 58,079
Shares redeemed (4,244,162) (7,847,220)
Net capital share activity (556,697) (1,215,572)

Near-Term Tax Free Fund Global Luxury Goods Fund
For the Six Months
Ended
June 30, 2021
Year Ended
December 31,
2020
For the Six Months
Ended
June 30, 2021
Year Ended
December 31,
2020
(Unaudited) (Unaudited)
$ 182,006 $ 465,279 $ (88,037) $ (79,314)
952 15,810 6,039,553 (273,927)
(239,848) 533,691 1,298,198 8,185,691
(56,890) 1,014,780 7,249,714 7,832,450
(182,019) (465,288) – (44,428)
(182,019) (465,288) – (44,428)
8,781,672 17,212,918 1,656,981 12,049,997
167,047 429,810 – 45,902
8,948,719 17,642,728 1,656,981 12,095,899
(13,708,871) (19,490,962) (4,424,214) (5,392,726)
(4,760,152) (1,848,234) (2,767,233) 6,703,173
(4,999,061) (1,298,742) 4,482,481 14,491,195
41,761,953 43,060,695 49,566,827 35,075,632
$ 36,762,892 $ 41,761,953 $ 54,049,308 $ 49,566,827
3,895,359 7,668,775 75,826 703,350
74,412 191,776 – 2,324
(6,100,675) (8,737,744) (206,574) (351,006)
(2,130,904) (877,193) (130,748) 354,668

Statements of Changes in Net Assets

See accompanying notes to financial statements.
Global Resources Fund
For the Six Months
Ended
June 30, 2021
Year Ended
December 31,
2020
Increase (Decrease) in Net Assets (Unaudited)
From operations:
Net investment income (loss) $ (159,177) $ 109,340
Net realized gain (loss) 4,011,099 (2,635,554)
Net change in unrealized appreciation (depreciation) 2,456,714 19,427,248
Net increase (decrease) in net assets from operations 6,308,636 16,901,034
Distributions to shareholders
Investor Class – (3,364,615)
Total distributions paid – (3,364,615)
From capital share transactions:
Proceeds from shares sold
Investor Class 8,063,184 4,391,843
Distributions reinvested
Investor Class – 3,224,481
8,063,184 7,616,324
Cost of shares redeemed
Investor Class (7,518,207) (13,000,764)
Net increase (decrease) in net assets from capital
share transactions 544,977 (5,384,440)
Net Increase (Decrease) in Net Assets 6,853,613 8,151,979
Net Assets
Beginning of period 63,891,043 55,739,064
End of period $ 70,744,656 $ 63,891,043
Capital Share Activity
Investor Class
Shares sold 1,223,242 1,005,495
Shares reinvested – 577,864
Shares redeemed (1,150,236) (2,975,639)
Net capital share activity 73,006 (1,392,280)

World Precious Minerals Fund Gold and Precious Metals Fund
For the Six Months
Ended
June 30, 2021
Year Ended
December 31,
2020
For the Six Months
Ended
June 30, 2021
Year Ended
December 31,
2020
(Unaudited) (Unaudited)
$ (1,010,173) $ (1,548,506) $ 205,555 $ (1,097,254)
(5,571,289) 5,805,975 1,605,573 12,743,725
6,765,484 45,788,517 (4,859,313) 30,760,435
184,022 50,045,986 (3,048,185) 42,406,906
– (7,420,604) – (4,194,294)
– (7,420,604) – (4,194,294)
23,126,138 44,283,410 32,111,683 85,588,426
– 6,962,715 – 3,881,366
23,126,138 51,246,125 32,111,683 89,469,792
(26,724,188) (53,442,592) (31,033,695) (90,941,821)
(3,598,050) (2,196,467) 1,077,988 (1,472,029)
(3,414,028) 40,428,915 (1,970,197) 36,740,583
116,247,345 75,818,430 160,317,889 123,577,306
$ 112,833,317 $ 116,247,345 $ 158,347,692 $ 160,317,889
4,444,325 11,239,870 2,444,414 7,764,065
– 1,441,557 – 289,438
(5,172,168) (13,494,901) (2,377,023) (8,388,217)
(727,843) (813,474) 67,391 (334,714)

Statements of Changes in Net Assets

See accompanying notes to financial statements.
m
Emerging Europe Fund
For the Six Months
Ended
June 30, 2021
Year Ended
December 31,
2020
Increase (Decrease) in Net Assets (Unaudited)
From operations:
Net investment income (loss) $ 144,361 $ 192,740
Net realized gain (loss) 2,266,668 (2,988,854)
Net change in unrealized depreciation (87,110) (3,769,603)
Net increase (decrease) in net assets from operations 2,323,919 (6,565,717)
Distributions to shareholders
Investor Class – (869,616)
Total distributions paid – (869,616)
From capital share transactions:
Proceeds from shares sold
Investor Class 568,682 1,510,743
Distributions reinvested
Investor Class – 839,193
568,682 2,349,936
Cost of shares redeemed
Investor Class (2,383,980) (7,091,919)
Net decrease in net assets from capital
share transactions (1,815,298) (4,741,983)
Net Increase (Decrease) in Net Assets 508,621 (12,177,316)
Net Assets
Beginning of period 24,275,509 36,452,825
End of period $ 24,784,130 $ 24,275,509
Capital Share Activity
Investor Class
Shares sold 90,401 266,312
Shares reinvested – 135,572
Shares redeemed (370,950) (1,157,409)
Net capital share activity (280,549) (755,525)

China Region Fund
For the Six Months
Ended
June 30, 2021
Year Ended
December 31,
2020
(Unaudited)
$ (54,973) $ (114,196)
1,948,889 2,301,106
(2,127,348) (811,128)
(233,432) 1,375,782
– (256,672)
– (256,672)
783,813 539,096
– 238,090
783,813 777,186
(1,548,169) (2,808,540)
(764,356) (2,031,354)
(997,788) (912,244)
13,546,552 14,458,796
$ 12,548,764 $ 13,546,552
76,386 59,772
– 25,089
(149,747) (315,074)
(73,361) (230,213)

Notes to Financial Statements (
unaudited
)
June 30, 2021

Note 1: Organization and Significant Accounting Policies
U.S. Global Investors Funds (“Trust”), consisting of the eight separate funds (“Funds”)
included in this report, is organized as a Delaware statutory trust. Each Fund is an open-
end management investment company registered under the Investment Company Act of
1940, as amended, and follows the specialized accounting and reporting guidance in FASB
Accounting Standards Codiﬁcation Topic 946. All Funds are diversiﬁed with the exception of World Precious Minerals, Gold and Precious Metals, Emerging Europe and China
Region. A non-diversiﬁed fund may invest a greater percentage of its assets in a particular issuer in comparison to a diversiﬁed fund.
On June 14, 2019, the Institutional Shares of the Global Resources Fund and the World
Precious Minerals Fund were liquidated and terminated pursuant to a Board approved
Plan of Share Class Termination. On the Liquidation Date, each Fund made a liquidating distribution to shareholders of the Institutional Shares equal to each Shareholder’s proportionate interest in the Institutional Shares.
Effective July 1, 2020, the Holmes Macro Trends Fund changed its name to Global Luxury
Goods Fund. The Fund also changed its investment strategy on July 1, 2020. Prior to that date, the Fund invested in a diversified portfolio of equity and equity-related securities of companies in the S&P Composite 1500 Index, with a focus on companies achieving high return on invested capital metrics and an emphasis on mid-capitalization companies.
Different investment strategies may lead to different performance results. The Fund’s performance for periods prior to July 1, 2020 reflects the investment strategy in effect prior to that date.
On December 22, 2020, the Global Luxury Goods Fund acquired all the net assets of the
All American Equity Fund. The acquisition of net assets and unrealized gain from this tax-
free transaction was as follows:
The following is a summary of signiﬁcant accounting policies consistently followed by the
Funds in the preparation of their ﬁnancial statements. The policies are in conformity with
U.S. generally accepted accounting principles.
A. Security Valuations
The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Options and securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Debt securities having 60 days or less to maturity that are expected to be valued at par at maturity may be priced by the amortized cost method if the Valuation Committee determines it would approximate market value. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued by an independent pricing service using an evaluated quote based on such factors as institutional-size trading in similar groups of securities, yield, quality, maturity, coupon rate, type of issue, individual trading characteristics and other market data. For more information please see Notes to Portfolio of Investments.
Date of Contribution Net Assets Shares Issued
Unrealized Gain on
Investments Acquired
December 22, 2020 $ 11,908,004 591,302 $ 1,766,272

Notes to Financial Statements (
unaudited
)
June 30, 2021

B. Cash-Concentration in Uninsured Account
For cash management purposes the Funds may concentrate cash with the Funds’ custodian.
As of June 30, 2021, The U.S. Government Securities Ultra-Short Bond Fund, Near-Term
Tax Free Fund, Global Luxury Goods Fund, Global Resources Fund, Gold and Precious
Metals Fund, Emerging Europe Fund and China Region Fund held $1,248,125, $1,212,728,
$1,449,555, $3,251,768, $4,463,339, $68,488, and $696,876, respectively, as cash reserves at Brown Brothers Harriman & Co. (BBH).
C. Fair Valued Securities
Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith by the Valuation
Committee of U.S. Global Investors, Inc. (Adviser), under policies and procedures established by the Trust’s Board of Trustees. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Committee meets on a regular basis to review securities which may not have readily available market prices and considers a number of factors in determining fair value, including nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer,
ﬁnancial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed. The Valuation Committee regularly reviews inputs and assumptions and performs transactional back-testing and disposition analysis. The Valuation Committee reports quarterly to the Trust’s Board of Trustees.
For securities traded on international exchanges, if events which may materially affect the value of a Fund’s securities occur after the close of the primary exchange and before a
Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith in accordance with the policies approved by the Board of Trustees. The Funds use a systematic fair value model provided by an independent third party to value international securities primarily traded on an exchange or market outside the Western Hemisphere in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange.
D. Security Transactions and Investment Income
Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identiﬁed cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund has conﬁrmed the ex-dividend date.
Interest income, which may include original issue discount, is recorded on an accrual basis.
Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-worst basis as adjustments to interest income. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Investment income and realized and unrealized gains (losses) are allocated to each Fund’s share class based on their respective net assets.
The Funds may purchase securities on a when-issued or delayed-delivery basis and segregate collateral on their books with a value at least equal to the amount of the

Notes to Financial Statements (
unaudited
)
June 30, 2021

commitment. Losses may arise due to the changes in the value of the underlying securities or if the counterparty does not perform under the contract.
E. Foreign Currency Transactions
Some Funds may invest in securities of foreign issuers. The accounting records of these
Funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current prevailing exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the respective dates of the transactions. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other foreign currency gains or losses are reported separately.
F. Federal Income Taxes
The Funds intend to continue to comply with the requirements of Subchapter M of the
Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. Each Fund may be subject to foreign taxes on income and gains on investments, which are accrued based on the Fund’s understanding of the tax rules and regulations in the foreign markets.
The Funds recognize the tax beneﬁts of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.
Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax beneﬁts should be recorded related to uncertain tax positions taken on returns ﬁled for open tax years or expected to be taken in 2020 tax returns. The Funds
ﬁle U.S. federal and excise tax returns as required. The Funds’ 2017, 2018, 2019 and 2020
(when ﬁled) tax returns are open to examination by the federal and applicable state tax authorities. The Funds have no examinations in progress.
G. Dividends and Distributions to Shareholders
The Funds record dividends and distributions to shareholders on the ex-dividend date.
Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassiﬁcations related to permanent book and tax basis differences are made within the
Funds’ capital accounts to reﬂect income and gains available for distribution under income tax regulations.
The Funds, except as noted below, generally pay income dividends and distribute capital gains, if any, annually. The U.S. Government Securities Ultra-Short Bond Fund and the
Near-Term Tax Free Fund pay dividends monthly. A Fund may elect to designate a portion of the earnings and proﬁts distributed to shareholders on the redemption of fund shares during the year as distributions for federal income tax purposes. Differences in per share dividend rates for multiclass funds generally result from the relative weightings of pro rata income allocations and from differences in separate class expenses.
H. Expenses
Fund speciﬁc expenses are allocated to that Fund and pro rata across share classes.
Expenses that are not fund speciﬁc are allocated among Funds and pro rata across share classes. Except for the U.S. Government Securities Ultra-Short Bond Fund, expense offset arrangements have been made with the Funds’ custodian so the custodian fees may be paid

Notes to Financial Statements (
unaudited
)
June 30, 2021

indirectly by credits earned on the Funds’ cash balances. Such deposit arrangements are an alternative to overnight investments. Custodian fees are presented in the Statements of
Operations gross of such credits, and the credits are presented as offsets to expenses. For the U.S. Government Securities Ultra-Short Bond Fund, credits earned on its cash balance are included in interest and other income.
I. Use of Estimates in Financial Statement Preparation
The Funds are investment companies accounted for in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Therefore they follow the accounting and reporting guidelines for investment companies. The preparation of ﬁnancial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the ﬁnancial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Note 2: Financial Derivative Instruments
A. Options Contracts
Equity Funds may purchase or write (sell) options on securities to manage their exposure to stock or commodity markets as well as ﬂuctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.
A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.
Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and
Liabilities as an investment and subsequently marked to market to reﬂect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.
The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).
Writing (selling) a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the underlying instrument. The premium received is recorded as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reﬂect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the

Notes to Financial Statements (
unaudited
)
June 30, 2021

realized gain or loss. Written options include a risk of loss in excess of the option premium.
A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.
A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a Fund will be able to close out an option position when desired.
An inability to close out its options positions may reduce a Fund’s anticipated proﬁts or increase its losses.
As of June 30, 2021, there were no securities held in escrow by the custodian as cover for call options written.
B. Forward Foreign Currency Contracts
The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to hedge the portfolio against currency ﬂuctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities.
Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Open forward foreign currency contracts as of June 30, 2021, were as follows:
C. Summary of Derivative Instruments
The following is a summary of the valuations of derivative instruments categorized by location in the Statements of Assets and Liabilities as of June 30, 2021:
Fund Counterparty Currency to Deliver
Currency to
Receive
Settlement
Date
Settlement
Value at June
30, 2021
Net Unrealized
Depreciation
Emerging
Europe
Fund
Brown Brothers
Harriman & Co. TRY 12,000,000 USD 1,355,197 7/28/2021 $ 1,357,594 $ (2,397)
Location
Global
Resources Fund
World Precious
Minerals Fund
Asset derivatives
Investments, at value
Purchased options – Equity risk $ 580,200 $ 876,625
Total $ 580,200 $ 876,625

Notes to Financial Statements (
unaudited
)
June 30, 2021

The following is a summary of the effect of derivative instruments on the Statements of
Operations as of June 30, 2021:
Location
Gold and
Precious Metals
Fund
Emerging
Europe Fund
Asset derivatives
Investments, at value
Purchased options – Equity risk $ 2,500,875 $ –
Liability derivatives
Unrealized loss on forward foreign currency contracts – Currency contract risk $ – $ (2,397)
Total $ 2,500,875 $ (2,397)
Location
Global
Resources
Fund
World Precious
Minerals Fund
Realized gain (loss) on derivatives recognized in income
Realized gain (loss) from securities
Purchased options – Equity risk $ (22,453) $ 98,660
Net realized gain (loss) from foreign currency transactions
Realized gain (loss) from written options 72,720 0
50,267 98,660
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) of investments
Purchased options – Equity risk (348,117) (492,752)
(348,117) (492,752)
Total $ (297,850) $ (394,092)

Notes to Financial Statements (
unaudited
)
June 30, 2021

The total value of transactions in purchased options and forward currency contracts outstanding during the period ended June 30, 2021, were approximately as follows:
Location
Gold and
Precious
Metals Fund
Emerging
Europe Fund
Realized gain (loss) on derivatives recognized in income
Realized gain (loss) from securities
Purchased options – Equity risk $ 847,040 $ –
Net realized gain (loss) from foreign currency transactions
Foreign exchange contracts – Currency contract risk – 97,482
847,040 97,482
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) of investments
Purchased options – Equity risk (1,460,569) –
Net change in unrealized gain (loss) from foreign currency transactions
Foreign exchange contracts – Currency contract risk – (2,397)
(1,460,569) (2,397)
Total $ (613,529) $ 95,085
Fund Purchased Options
Written
Options
Forward Currency
Contracts
Global Resources Fund $ 740,600 $ (72,720) $ –
World Precious Minerals Fund 987,403 – –
Gold and Precious Metals Fund 2,475,885 – –
Emerging Europe Fund – – 10,374,814

Notes to Financial Statements (
unaudited
)
June 30, 2021

Asset (Liability) amounts shown in the table below represent amounts for derivative related instruments at June 30, 2021. These amounts may be collateralized by cash or financial instruments.
Note 3: Investment Advisory and Other Agreements
The Adviser, under an investment advisory agreement with the Trust in effect through
October 1, 2021, furnishes management and investment advisory services and, subject to the supervision of the trustees, directs the investments of each Fund according to each
Fund’s investment objectives, policies and limitations.
For the services of the Adviser, each Fund pays a base management or advisory fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each fund is:
Gross Asset
(Liability) as
Presented in
the Statement
of Assets and
Liabilities
Financial Instruments
(Received) Pledged*
Cash Collateral
(Received)
Pledged* Net Amount
Global Resources
Assets:
Over-the-counter
derivatives $ 580,200 $ – $ – $ 580,200
World Precious Minerals
Assets:
Over-the-counter
derivatives 876,625 – – 876,625
Gold and Precious Metals
Assets:
Over-the-counter
derivatives 2,500,875 – – 2,500,875
Emerging Europe
Liabilities:
Over-the-counter
derivatives (2,397) – – (2,397)
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
Fund
Average Percentage of
Average Daily Net Assets
U.S. Government Securities Ultra-Short Bond .50% of the first $250,000,000 and .375% of the excess
Near-Term Tax Free .50%
Global Luxury Goods 1.00%
Global Resources .95% of the first $500,000,000; .90% of $500,000,001 to
$1,000,000,000 and .85% of the excess
World Precious Minerals 1.00% of the first $500,000,000; .95% of $500,000,001 to
$1,000,000,000 and .90% of the excess
Gold and Precious Metals .90% of the first $500,000,000 and .85% of the excess

Notes to Financial Statements (
unaudited
)
June 30, 2021

The advisory agreement also provides that the base advisory fee of the Equity Funds will be adjusted upwards or downwards by 0.25 percent if there is a performance difference of 5 percent or more between a Fund’s performance and that of its designated benchmark index over the prior 12 months. The performance adjustment is calculated separately for each share class. The benchmarks are as follows:
No performance adjustment is applied unless the difference between the class’s investment performance and the benchmark is 5 percent or greater (positive or negative) during the applicable performance measurement period. The performance fee adjustment is calculated monthly in arrears and is accrued ratably during the month. The management fee, net of any performance fee adjustment, is paid monthly in arrears.
The amounts shown as Management fee on the Statements of Operations reﬂects the base fee plus/minus any performance adjustment. During the period ended June 30, 2021, the
Funds recorded performance adjustments as follows:
Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings,
LLC (d/b/a Apex Fund Services) (“Apex”) and the Adviser act as co-administrators to the Trust. Apex provides a Principal Executive Officer, a Principal Financial Officer, a
Chief Compliance Officer and and Anti-Money Laundering Officer to each Fund, as well as certain additional compliance and administrative support functions. Apex also provides fund accounting services to each Fund. The fees related to these services are included in Administration Fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an
Apex services agreement, each Fund pays Apex customary fees for its services.
The U.S. Government Securities Ultra-Short Bond, Near-Term Tax Free, Global Luxury
Goods, Global Resources, World Precious Minerals, Gold and Precious Metals, Emerging
Europe and China Region Funds compensate the Adviser at an annual rate of 0.05% of the average daily net assets of each Fund for administrative services provided.
Fund
Average Percentage of
Average Daily Net Assets
Emerging Europe 1.25%
China Region 1.25%
Fund Benchmark Index
Global Luxury Goods S&P Composite 1500 Index
Global Resources S&P Global Natural Resources Index (Net Total Return)
World Precious Minerals NYSE Arca Gold Miners Index
Gold and Precious Metals FTSE Gold Mines Index
Emerging Europe MSCI Emerging Markets Europe 10/40 Index (Net Total
Return)
China Region Hang Seng Composite Index
Fund
Investor Class
Performance Fee
Adjustment
Global Luxury Goods $ 32,344
Global Resources 68,670
World Precious Minerals 124,861
Gold and Precious Metals 181,591
Emerging Europe (19,650)
China Region (11,359)

Notes to Financial Statements (
unaudited
)
June 30, 2021

The Equity Funds in the Trust have adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 in which the Distributor is paid a fee at an annual rate of 0.25% of the average daily net assets of the Fund for sales and promotional services related to the distribution of shares.
The Adviser has voluntarily agreed to reimburse speciﬁc funds so that their total operating expenses will not exceed certain annual percentages of average net assets. The expenses for the period ended June 30, 2021, were limited as follows: U.S. Government Securities Ultra-
Short Bond Fund at 0.45%, Global Resources, World Precious Minerals, and Gold and
Precious Metals Funds at 1.90%, Emerging Europe Fund at 2.85% and China Region Fund
at 2.55%. These expense limitations are exclusive of any performance fee adjustments and will continue on a voluntary basis at the Adviser’s discretion. The Adviser may temporarily agree to additional reimbursements or limitations.
The Adviser has contractually limited the total operating expenses of the Near- Term
Tax Free Fund at 0.45% on an annualized basis through April 30, 2022. The Adviser contractually has agreed to limit the total operating expenses of the Global Luxury Goods
Fund at 1.80% on an annualized basis through April 30, 2022.
Apex is the transfer agent for the Funds. Each Fund’s share class pays an annual fee based on the number of shareholder accounts, certain base fees and transaction- and activity-based fees for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the Funds.
Brown Brothers Harriman & Co. (BBH) serves as the custodian.
Foreside Fund Services, LLC (the “Distributor”) acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis.
Note 4: Investments
Cost of purchases and proceeds from sales of long-term securities for the period ended
June 30, 2021, are summarized as follows:
Note 5: Tax Information
The following table presents the income tax basis of securities owned at June 30, 2021, and the tax basis components of net unrealized appreciation (depreciation):
Fund Purchases Sales
U.S. Government Securities Ultra-Short Bond $ 10,816,660 $ 9,957,448
Near-Term Tax Free 3,314,017 5,594,113
Global Luxury Goods 44,215,391 47,681,723
Global Resources 45,423,817 48,369,379
World Precious Minerals 22,226,090 26,807,422
Gold and Precious Metals 30,719,009 30,214,456
Emerging Europe 24,416,079 25,558,907
China Region 18,187,302 19,028,454

Notes to Financial Statements (
unaudited
)
June 30, 2021

As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:
The differences between book-basis and tax-basis unrealized appreciation (depreciation)
for Global Luxury Goods, Global Resources, World Precious Minerals, Gold and Precious
Metals, Emerging Europe and China Region Funds are attributable primarily to the tax deferral of losses on wash sales, investment in passive foreign investment companies
(PFIC), section 988 forward currency contracts, investments in real estate investment trusts, equity return of capital and straddles.
Reclassiﬁcations are made to the Funds’ capital accounts to reﬂect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.
For the year ended December 31, 2020, the Funds recorded the following reclassiﬁcations to increase (decrease) the accounts listed below:
Fund Aggregate Tax Cost
Gross
Unrealized
Appreciation
Gross
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
U.S. Government Securities
Ultra-Short Bond $ 42,818,472 $ 10,77 8 $ (3,671) $ 7,10 7
Near-Term Tax Free 34,551,502 647,2 70 (29,150) 618, 120
Global Luxury Goods 42,910,429 10,935,957 (1,176,031) 9,759,926
Global Resources 92,597,530 25,980,151 (51,742,494) (25,762,343)
World Precious Minerals 97,568,805 52,148,974 (36,776,480) 15,372,494
Gold and Precious Metals 93,403,625 68,970,312 (8,136,243) 60,834,069
Emerging Europe 21,450,016 4,474,38 6 (1,425,961) 3,048,42 5
China Region 11,902,808 1,049,202 (1,353,505) (304,303)
Fund
Undistributed
Tax-Exempt
Income
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Capital and
Other Losses
U.S. Government Securities Ultra-Short
Bond $ – $ 3,190 $ 20,839 $ –
Near-Term Tax Free – – – (1,185,992)
Global Luxury Goods – 467,482 – (2,002,280)
Global Resources – 10,952,971 – (238,962,770)
World Precious Minerals – 37,847,177 – (327,078,243)
Gold and Precious Metals – 2,957,457 – (77,082,666)
Emerging Europe – 194,457 – (25,981,202)
China Region – – 515,064 –
Fund (continued)
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences Total
U.S. Government Securities Ultra-Short Bond $ 18,924 $ – $ 42,953
Near-Term Tax Free 857,968 – (328,024)
Global Luxury Goods 7,649,038 – 6,114,240
Global Resources (39,996,555) – (268,006,354)
World Precious Minerals (32,546,325) – (321,777,391)
Gold and Precious Metals 56,484,486 – (17,640,723)
Emerging Europe 2,666,393 – (23,120,352)
China Region 1,750,797 – 2,265,861

Notes to Financial Statements (
unaudited
)
June 30, 2021

The tax character of distributions paid during the ﬁscal year ended December 31, 2020, were as follows:
The tax character of distributions paid during the ﬁscal year ended December 31, 2019, were as follows:
Capital loss carryforwards may be used to offset current or future taxable capital gains. The loss carryforwards for each Fund, as of December 31, 2020, are as follows:
Fund
Distributable
Earnings Paid in Capital
U.S. Government Securities Ultra-Short Bond $ – $ –
Near-Term Tax Free 9 (9)
Global Luxury Goods (73,036) 73,036
Global Resources – –
World Precious Minerals – –
Gold and Precious Metals – –
Emerging Europe – –
China Region 120,087 (120,087)
Fund
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital Total
U.S. Government Securities
Ultra-Short Bond $ – $ 136,320 $ 6,118 $ – $ 142,438
Near-Term Tax Free 465,288 – – – 465,288
Global Luxury Goods – 44,428 – – 44,428
Global Resources – 3,364,615 – – 3,364,615
World Precious Minerals – 7,420,604 – – 7,420,604
Gold and Precious Metals – 4,194,294 – – 4,194,294
Emerging Europe – 869,616 – – 869,616
China Region – 66,171 190,501 – 256,672
Fund
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital Total
U.S. Government Securities
Ultra-Short Bond $ – $ 675,524 $ 4,883 $ – $ 680,407
Near-Term Tax Free 575,290 – – – 575,290
Global Luxury Goods – 606,426 190,505 – 796,931
Global Resources – 1,052,138 – – 1,052,138
World Precious Minerals – – – – –
Gold and Precious Metals – – – – –
Emerging Europe – 692,722 – – 692,722
China Region – 165,230 – – 165,230
No Expiration
Fund Short-Term Long-Term Total
U.S. Government Securities Ultra-Short Bond $ – $ – $ –
Near-Term Tax Free 664,007 521,985 1,185,992
Global Luxury Goods 1,632,479 369,801 2,002,280
Global Resources 164,512,672 74,450,098 238,962,770
World Precious Minerals 86,135,402 240,942,841 327,078,243

Notes to Financial Statements (
unaudited
)
June 30, 2021

During the year ended December 31, 2020, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:
Note 6: Risks of Concentrations and Foreign Investments
The Near-Term Tax Free Fund may be exposed to risks related to concentration of investments in a particular state or geographic area. These investments present risks resulting from changes in economic conditions of the region or the issuer.
The Global Resources Fund concentrates its investments in the natural resources industries and may be subject to greater risks and ﬂuctuations than a portfolio representing a broader range of industries.
The World Precious Minerals and Gold and Precious Metals Funds concentrate their investments in gold and other precious metals and minerals and, therefore, may be subject to greater risks and market ﬂuctuations than a portfolio representing a broader range of industries. The funds invest in securities that typically respond to changes in the price of gold and other precious metals and minerals, which can be inﬂuenced by a variety of global economic, ﬁnancial and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales. Fluctuations in the prices of gold and other precious metals and minerals will affect the market values of the securities held by these funds.
The Emerging Europe Fund invests more than 25% of its investments in companies principally engaged in the oil, gas or banking industries. Oil and gas companies are a large part of the Russian economy, and banks typically are a signiﬁcant component of emerging market economics, such as those in Russia and other Eastern European countries.
The risk of concentrating investments in this group of industries will make the fund more susceptible to risk in these industries than funds which do not concentrate their investments in an industry.
The Emerging Europe Fund may be exposed to risks not typically associated with investment in the United States due to its concentration of investments in emerging markets. These risks include possible revaluation of currencies, less public information about companies, disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions. Moreover, securities of many foreign issuers, including sovereign nations, and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. issuers.
The China Region Fund may be exposed to risks not typically associated with investments in the United States, due to its concentration of investments in foreign issuers in the region.
No Expiration
Fund Short-Term Long-Term Total
Gold and Precious Metals $ 39,804,965 $ 37,277,701 $ 77,082,666
Emerging Europe 14,950,591 11,030,611 25,981,202
China Region – – –
Fund
Near-Term Tax Free $ 15,810
Gold and Precious Metals 12,575,479
China Region 1,624,457

Notes to Financial Statements (
unaudited
)
June 30, 2021

These investments present risks resulting from disruptive political or economic conditions and the potential imposition of adverse governmental laws or currency exchange restrictions affecting the area.
Note 7: Credit Arrangements
Each of the Funds has an uncommitted credit facility with BBH. On April 24, 2019, the
Adviser opted to convert the committed line of credit into an uncommitted line of credit. As a result, the Adviser is no longer obligated to pay commitment fees to BBH. Borrowings of each Fund are collateralized by any or all of the securities held by BBH as the Funds’
custodian up to the amount of the borrowing. Interest on borrowings is charged at the current overnight Federal Funds Rate plus 2 percent. Each Fund has a maximum borrowing limit of 10 percent of qualiﬁed assets. The aggregate of borrowings by all Funds under the agreement cannot exceed $10,000,000 at any one time. There were no borrowings under the credit facility during the period ended June 30, 2021.
Note 8: Commitments and Contingencies
In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
Note 9: Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Funds have had no such events. Management has evaluated the need for additional disclosures and/
or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Financial Highlights

U.S. Government Securities Ultra-Short Bond Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2021
(unaudited)
Year Ended December 31,
2020
2019
2018
2017
2016
Ratios to Average Net Assets:
Expense offset
–
–
–
–
–
–
Six Months
Ended
June 30,
2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning
of period
$ 2.00  $ 2.00  $ 2.00  $ 2.00  $ 2.00  $ 2.00
Investment Activities
Net investment income (0.00)
(a)
* 0.00
(a)
* 0.03 * 0.02 * 0.01 * 0.01
Net realized and
unrealized gain
(0.00)
(a)
0.01  0.00
(a)
0.00
(a)
(0.00)
(a)
0.00
(a)
Total from investment
activities
(0.00) 0.01  0.03  0.02  0.01  0.01
Distributions
From net investment
income –  (0.01) (0.03) (0.02) (0.01) (0.01)
From return of capital
–  –  –  –  –  (0.00)
(a)
From net realized gains
–  –  (0.00)
(a)
–  –  (0.00)
(a)
Net asset value, end of
period
$ 2.00  $ 2.00  $ 2.00  $ 2.00  $ 2.00  $ 2.00
Total Return
(b)
– % 0.32% 1.50% 1.15% 0.69% 0.47%
Ratios to Average Net Assets:
Net investment income
(loss) (0.31)% 0.24% 1.47% 1.14% 0.68% 0.43%
Total expenses 1.05% 1.05% 1.00% 0.99% 1.03% 1.00%
Expenses waived or
reimbursed
(c)
(0.60)% (0.60)% (0.55)% (0.54)% (0.58)% (0.55)%
Net expenses
(d)
0.45% 0.45% 0.45% 0.45% 0.45% 0.45%
Portfolio turnover rate 115% 127% 97% 32% 52% 18%
Net assets, end of period
(in thousands) $39,079  $40,262  $42,681  $47,290  $49,427  $56,794
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Portfolio turnover is not shown for periods that the Fund was a money market fund.

Financial Highlights

Near-Term Tax Free Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2021
(unaudited)
Year Ended December 31,
2020
2019
2018
2017
2016
Ratios to Average Net
Assets:
Expense offset
–
(e)
(0.01)%
(0.08)%
(0.07)%
(0.04)%
(0.02)%
Six Months
Ended
June 30,
2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning
of period
$ 2.26  $ 2.22  $ 2.20  $ 2.21  $ 2.21  $ 2.25
Investment Activities
Net investment income 0.01 * 0.02 * 0.03 * 0.03 * 0.03 * 0.03
Net realized and unrealized
gain (loss)
(0.02) 0.04  0.02  (0.01) –  (0.04)
Total from investment activities
(0.01) 0.06  0.05  0.02  0.03  (0.01)
Distributions
From net investment
income (0.01) (0.02) (0.03) (0.03) (0.03) (0.03)
From return of capital
–  –  –  –  –  (0.00)
(a)
Net asset value, end of
period
$ 2.24  $ 2.26  $ 2.22  $ 2.20  $ 2.21  $ 2.21
Total Return
(b)
(0.42)% 2.93% 2.18% 0.73% 1.20% (0.45)%
Ratios to Average Net Assets:
Net investment income 0.93% 1.11% 1.25% 1.17% 1.16% 1.25%
Total expenses 1.10% 1.09% 1.05% 1.01% 1.03% 0.97%
Expenses waived or
reimbursed
(c)
(0.65)% (0.64)% (0.60)% (0.56)% (0.58)% (0.52)%
Net expenses
(d)
0.45% 0.45% 0.45% 0.45% 0.45% 0.45%
Portfolio turnover rate 9% 20% 35% 16% 14% 33%
Net assets, end of period (in
thousands) $36,763  $41,762  $43,061  $49,914  $69,120  $95,301
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Global Luxury Goods Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2021
(unaudited)
Year Ended December 31,
2020
2019
2018
2017
2016
Ratios to Average Net
Assets:
Expense offset
–
(f)
(0.01)%
(0.15)%
(0.06)%
(0.04)%
(0.02)%
Six Months
Ended
June 30,
2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning
of period
$ 20.59  $ 17.09  $ 15.36  $ 19.52  $ 18.65  $ 18.59
Investment Activities
Net investment loss (0.04) * (0.04) * (0.02) * (0.06) * (0.08) * (0.06)
Net realized and unrealized
gain (loss)
3.19  3.56  2.14  (1.61) 3.66  1.68
Total from investment activities
3.15  3.52  2.12  (1.67) 3.58  1.62
Distributions
From net investment
income –  (0.02) –  –  –  –
From net realized gains
–  –  (0.39) (2.49) (2.71) (1.56)
Short-Term Trading Fees*
–  –  –  –  0.00
(a)
0.00
(a)
Net asset value, end of
period
$ 23.74  $ 20.59  $ 17.09  $ 15.36  $ 19.52  $ 18.65
Total Return
(b)
15.30% 20.62% 13.84% (8.28)% 19.17% 8.66%
Ratios to Average Net Assets:
Net investment loss (0.35)% (0.25)% (0.14)% (0.32)% (0.41)% (0.34)%
Total expenses 1.96% 1.76% 1.69% 1.77% 1.86% 1.67%
Expenses waived or
reimbursed
(c)
(0.03)% (0.01)% (0.15)% (0.06)% (0.04)% –
Net expenses
(d)
1.93% 1.75% 1.54% 1.71% 1.82% 1.67%
Portfolio turnover rate 90% 308% 292%
(e)
245% 264%
(e)
275%
(e)
Net assets, end of period (in
thousands) $54,049  $49,567  $35,076  $33,848  $41,597  $40,706
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.
(f) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Global Resources Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2021
(unaudited)
Year Ended December 31,
2020
2019
2018
2017
2016
Ratios to Average Net
Assets:
Expense offset
–
(0.01)%
(0.08)%
(0.05)%
(0.02)%
(0.01)%
Six Months
Ended
June 30,
2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning
of period
$ 5.97  $ 4.61  $ 4.33  $ 6.09  $ 5.25  $ 4.72
Investment Activities
Net investment income
(loss) * (0.01) 0.01  0.10  0.12  0.11  0.06
Net realized and
unrealized gain (loss)
0.61  1.68  0.27  (1.67) 0.91  0.64 *
Total from investment
activities
0.60  1.69  0.37  (1.55) 1.02  0.70
Distributions
From net investment
income –  (0.33) (0.09) (0.21) (0.18) (0.17)
Short-Term Trading Fees*
–  –  –  –  0.00
(a)
0.00
(a)
Net asset value, end of
period
$ 6.57  $ 5.97  $ 4.61  $ 4.33  $ 6.09  $ 5.25
Total Return
(b)
10.05% 37.17% 8.55% (25.48)% 19.57% 14.99%
Ratios to Average Net Assets:
Net investment income
(loss) (0.46)% 0.22% 2.15% 2.05% 1.94% 1.13%
Total expenses 2.03% 2.09% 1.61% 1.57% 1.61% 1.85%
Expenses waived or
reimbursed
(c)
–  (0.06)% (0.08)% (0.06)% (0.02)% (0.01)%
Net expenses
(d)
2.03% 2.03% 1.53% 1.51% 1.59% 1.84%
Portfolio turnover rate 69% 105% 129%
(e)
119% 131%
(e)
255%
(e)
Net assets, end of period
(in thousands) $70,745  $63,891  $55,739  $60,699  $95,747  $97,005
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.

Financial Highlights

World Precious Minerals Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2021
(unaudited)
Year Ended December 31,
2020
2019
2018
2017
2016
Ratios to Average Net Assets:
Expense offset
–
(f)
–
(f)
(0.04)%
(0.04)%
(0.02)%
(0.01)%
Six Months
Ended
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value,
beginning of period
$ 5.26  $ 3.31  $ 2.70  $ 4.69  $ 6.35  $ 3.64
Investment Activities
Net investment loss * (0.05) (0.07) (0.04) (0.03) (0.10) (0.09)
Net realized and
unrealized gain
(loss)
0.07  2.38  0.65  (1.49) (0.22) 2.82 *
Total from investment
activities
0.02  2.31  0.61  (1.52) (0.32) 2.73
Distributions
From net investment
income –  (0.36) –  (0.47) (1.34) (0.02)
Short-Term Trading
Fees*
–  –  –  –  0.00
(a)
0.00
(a)
Net asset value, end
of period
$ 5.28  $ 5.26  $ 3.31  $ 2.70  $ 4.69  $ 6.35
Total Return
(b)
0.38% 70.60% 22.59% (31.67)% (4.16)% 75.08%
Ratios to Average Net
Assets:
Net investment loss (1.77)% (1.77)% (1.31)% (0.77)% (1.51)% (1.28)%
Total expenses 1.95% 1.81% 1.55% 1.52% 1.84% 1.99%
Expenses waived or
reimbursed
(c)
–  –  (0.04)% (0.04)% (0.02)% (0.04)%
Net expenses
(d)
1.95% 1.81% 1.51% 1.48% 1.82% 1.95%
Portfolio turnover rate 20% 34% 20%
(e)
55% 36%
(e)
136%
(e)
Net assets, end of
period (in thousands) $112,833  $116,247  $75,818  $69,117  $114,766  $137,338
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.
(f) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Gold and Precious Metals Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30, 2021
(unaudited)
Year Ended December 31,
2020
2019
2018
2017
2016
Ratios to Average Net Assets:
Expense offset
–
(f)
(0.01)%
(0.08)%
(0.06)%
(0.03)%
(0.01)%
Six Months
Ended
June 30,
2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value,
beginning of period
$ 13.53  $ 10.14  $ 6.70  $ 7.96  $ 7.04  $ 4.89
Investment Activities
Net investment income
(loss) 0.02 * (0.09) * (0.07) * (0.06) * (0.06) * (0.07)
Net realized and
unrealized gain (loss)
(0.27) 3.84  3.51  (1.08) 0.98  2.28
Total from investment
activities
(0.25) 3.75  3.44  (1.14) 0.92  2.21
Distributions
From net investment
income –  (0.36) –  (0.12) –  (0.06)
Short-Term Trading Fees*
–  –  –  –  0.00
(a)
(0.00)
(a)
Net asset value, end of
period
$ 13.28  $ 13.53  $ 10.14  $ 6.70  $ 7.96  $ 7.04
Total Return
(b)
(1.85)% 37.06% 51.34% (14.29)% 13.07% 45.36%
Ratios to Average Net
Assets:
Net investment income
(loss) 0.27% (0.82)% (0.90)% (0.87)% (0.84)% (1.02)%
Total expenses 1.81% 1.60% 1.59% 1.76% 1.68% 1.73%
Expenses waived or
reimbursed
(c)
–  (0.01)% (0.08)% (0.06)% (0.03)% (0.02)%
Net expenses
(d)
1.81% 1.59% 1.51% 1.70% 1.65% 1.71%
Portfolio turnover rate 20% 37% 36%
(e)
74% 67%
(e)
181%
(e)
Net assets, end of
period (in thousands) $158,348  $160,318  $123,577  $86,106  $100,740  $93,988
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.
(f) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Emerging Europe Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2021
(unaudited)
Year Ended December 31,
2020
2019
2018
2017
2016
Ratios to Average Net Assets:
Expense offset
–
(f)
(0.01)%
(0.06)%
(0.04)%
(0.02)%
–
(f)
Six Months
Ended
June 30,
2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning
of period
$ 6.10  $ 7.70  $ 6.05  $ 7.29  $ 5.94  $ 5.20
Investment Activities
Net investment income 0.04 * 0.05 * 0.21 * 0.14 * 0.08 * 0.07
Net realized and unrealized
gain (loss)
0.56  (1.43) 1.59  (1.38) 1.27  0.67
Total from investment activities
0.60  (1.38) 1.80  (1.24) 1.35  0.74
Distributions
From net investment
income –  (0.22) (0.15) –  –  –
Short-Term Trading Fees*
–  –  –  –  0.00
(a)
0.00
(a)
Net asset value, end of
period
$ 6.70  $ 6.10  $ 7.70  $ 6.05  $ 7.29  $ 5.94
Total Return
(b)
9.84% (17.94)% 29.76% (17.01)% 22.73% 14.23%
Ratios to Average Net Assets:
Net investment income 1.18% 0.76% 3.08% 2.05% 1.26% 1.19%
Total expenses 2.64% 2.82% 2.36% 2.43% 2.32% 2.31%
Expenses waived or
reimbursed
(c)
–  (0.16)% (0.06)% (0.04)% (0.02)% –
(f)
Net expenses
(d)
2.64% 2.66% 2.30% 2.39% 2.30% 2.31%
Portfolio turnover rate 104% 198% 87% 81% 97%
(e)
164%
(e)
Net assets, end of period (in
thousands) $24,784  $24,276  $36,453  $31,150  $45,302  $42,273
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.
(f) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

China Region Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2021
(unaudited)
Year Ended December 31,
2020
2019
2018
2017
2016
Ratios to Average Net Assets:
Expense offset
–
(f)
(0.01)%
(0.10)%
(0.04)%
(0.05)%
(0.01)%
Six Months
Ended
June 30,
2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning
of period
$ 9.99  $ 9.12  $ 7.56  $ 11.53  $ 7.32  $ 7.41
Investment Activities
Net investment income
(loss) (0.04) * (0.08) * 0.07 * 0.10 * (0.06) * 0.01
Net realized and unrealized
gain (loss)
(0.16) 1.14  1.59  (3.84) 4.28  (0.09)
Total from investment activities
(0.20) 1.06  1.66  (3.74) 4.22  (0.08)
Distributions
From net investment income –  (0.05) (0.10) (0.08) (0.01) (0.01)
From net realized gains
–  (0.14) –  (0.15) –  –
Short-Term Trading Fees*
–  –  –  –  –  0.00
(a)
Net asset value, end of
period
$ 9.79  $ 9.99  $ 9.12  $ 7.56  $ 11.53  $ 7.32
Total Return
(b)
(2.00)% 11.75% 21.99% (32.46)% 57.67% (1.05)%
Ratios to Average Net Assets:
Net investment income
(loss) (0.82)% (0.88)% 0.77% 0.96% (0.60)% 0.12%
Total expenses 3.07% 3.56% 2.95% 2.66% 2.60% 2.74%
Expenses waived or
reimbursed
(c)
(0.69)% (0.87)% (0.51)% (0.22)% (0.09)% (0.38)%
Net expenses
(d)
2.38% 2.69% 2.44% 2.44% 2.51% 2.36%
Portfolio turnover rate 143% 243% 95% 109% 102%
(e)
165%
(e)
Net assets, end of period (in
thousands) $12,549  $13,547  $14,459  $13,253  $29,775  $16,510
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.
(f) Effect on the expense ratio was not greater than 0.005%.

Additional Information (
unaudited
)
Proxy Voting
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling
1-800-US-FUNDS (1-800-873-8637). It also appears in the Funds’ statement of additional information (Form 485B), which can be found on the SEC’s website at www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637) or accessing the Funds’ Form N-PX on the
SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Funds provide complete lists of holdings four times in each fiscal year, at the quarter-
ends. For the second and fourth quarters, the lists appear in the Fund’s semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the SEC on Form N-PORT. The Funds’ Form N-PORTs are available on the SEC’s website at http://
www.sec.gov.

Expense Example (
unaudited
)
June 30, 2021

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including short-term trading fees and exchange fees; and (2) ongoing costs, including management fees, distribution plan fees, shareholder reports (like this one), and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021) as indicated below.
Actual Expenses. The first line of the following table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second line of the following table for each fund provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct or transactional costs, such as small account, exchange or short-term trading fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
In addition, if these direct or transactional costs were included, your costs would have been higher.

Expense Example (
unaudited
)
June 30, 2021

Beginning
Account Value
January 1, 2021
Ending
Account Value
June 30, 2021
Expenses
Paid During
Period
*
U.S. Government Securities Ultra-Short Bond Fund
Based on Actual Fund Return $ 1,000.00 $ 1,000.00 $ 2.23
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,022.56 $ 2.26
Near-Term Tax Free Fund
Based on Actual Fund Return $ 1,000.00 $ 995.78 $ 2.23
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,022.56 $ 2.26
Global Luxury Goods Fund
Based on Actual Fund Return $ 1,000.00 $ 1,152.43 $ 10.09
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,015.42 $ 9.44
Global Resources Fund
Based on Actual Fund Return $ 1,000.00 $ 1,102.35 $ 10.53
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,014.78 $ 10.09
World Precious Minerals Fund
Based on Actual Fund Return $ 1,000.00 $ 1,003.80 $ 9.64
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,015.17 $ 9.69
Gold and Precious Metals Fund
Based on Actual Fund Return $ 1,000.00 $ 982.26 $ 8.90
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,015.82 $ 9.05
Emerging Europe Fund
Based on Actual Fund Return $ 1,000.00 $ 1,100.17 $ 13.70
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,011.75 $ 13.12
China Region Fund
Based on Actual Fund Return $ 1,000.00 $ 979.98 $ 11.88
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,012.79 $ 12.08
*
These calculations are based on expenses incurred in the most recent fiscal half-year. The Funds' Investor
Class' annualized expense ratios (after reimbursements and offsets) for the six month period ended June
30, 2021, were 0.45%, 0.45%, 2.02%, 1.94%, 1.81%, 2.63%, 2.42% and 1.89%, respectively, for the U.S.
Government Securities Ultra-Short Bond, Near-Term Tax Free, Global Resources, World Precious Minerals,
Gold and Precious Metals, Emerging Europe, China Region and Global Luxury Goods Funds. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181, the number of days in the period, then divided by 365 days in the current fiscal year.

Rev. 08/2016
FACTS WHAT DOES U.S. GLOBAL INVESTORS DO WITH YOUR PERSONAL
INFORMATION?
Why? Financial companies choose how they share your personal information.
Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What? The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number and account balances
retirement assets and checking account information
account transactions and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.
How? All ﬁnancial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons
ﬁnancial companies can share their customers’ personal information; the reasons U.S. Global Investors chooses to share; and whether you can limit this sharing.
Reasons we can share your personal
information
Does U.S. Global
Investors share?
Can you limit
this sharing?
For our everyday business purposes —
Yes No
Such as to process your transactions, maintain
your account(s), respond to court orders and
legal investigations, or report to credit bureaus
For our marketing purposes —
Yes No
to offer our products and services to you
For joint marketing with other financial
companies
No We don’t share
For our affiliates’ everyday
business purposes —
No We don’t share
information about your transactions and
experiences
For our affiliates’ everyday
business purposes —
No We don’t share
information about your creditworthiness
For nonaffiliates to market to you No We don’t share
Questions? Call 1-800-US-FUNDS (1-800-873-8637) or go to www.usfunds.com

Who we are
Who is providing
this notice?
U.S. Global Investors, Inc. and U.S. Global Investors Funds
(collectively known as U.S. Global Investors)
What we do
How does
U.S. Global
Investors protect
my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured ﬁles
and buildings.
How does
U.S. Global
Investors collect
my personal
information?
We collect your personal information, for example, when you
open an account or provide account information
make deposits or withdrawals from your account
make a wire transfer
tell us where to send the money
We also collect your personal information from other companies
Why can’t I limit all
sharing?
Federal law gives you the right to limit only
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
affiliates from using your information to market to you
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing.
Definitions
Affiliates Companies related by common ownership or control. They can be
ﬁnancial and nonﬁnancial companies.
Our affiliates include U.S. Global Investors, Inc. and
U.S. Global Investors Funds.
Nonaffiliates Companies not related by common ownership or control. They can be ﬁnancial and nonﬁnancial companies.
Nonaffiliates we share personal information with
include companies that perform marketing on
our behalf, printing and mailing companies, and
companies that service your account(s).
Joint marketing A formal agreement between nonafﬁliated ﬁnancial companies that together market ﬁnancial products or services to you.
U.S. Global Investors doesn’t jointly market.

Apex Fund Services
3 Canal Plaza, Suite 600
Portland, ME 04101
Want to reduce paper waste?
You can receive this report and
other important documents
electronically. Please visit
www.usfunds.com and sign up
at Access My Account. If you
need further assistance, please
call us at 800-873-8637.

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith).

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              U.S. Global Investors Funds

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	August 31, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	August 31, 2021

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 31, 2021